Hartford Disciplined US Equity ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.5%
1,897	Autoliv, Inc.	$219,919
6,442	Tesla, Inc.*	2,458,461
		2,678,380
	Banks - 2.1%
4,714	Bank of America Corp.	252,011
6,785	Citigroup, Inc.	868,344
5,459	JP Morgan Chase & Co.	1,709,923
1,389	M&T Bank Corp.	303,677
393	PNC Financial Services Group, Inc.	87,639
1,815	U.S. Bancorp	102,838
6,536	Wells Fargo & Co.	537,455
		3,861,887
	Capital Goods - 5.8%
835	A.O. Smith Corp.	51,636
512	BWX Technologies, Inc.	110,792
581	Caterpillar, Inc.	517,154
1,500	Cummins, Inc.	1,006,515
16,398	Donaldson Co., Inc.	1,445,812
30	Eaton Corp. PLC	12,990
1,045	EMCOR Group, Inc.	931,795
976	Emerson Electric Co.	137,070
1,817	EnerSys	387,494
2,653	Fastenal Co.	119,199
3,224	Ferguson Enterprises, Inc.	863,097
215	GE Vernova, Inc.	232,944
948	General Dynamics Corp.	326,396
3,360	General Electric Co.	974,165
789	Honeywell International, Inc.	169,106
711	Hubbell, Inc.	361,309
551	Lockheed Martin Corp.	285,402
1,303	Mueller Industries, Inc.	176,465
456	Quanta Services, Inc.	331,863
949	RTX Corp.	167,091
1,241	Snap-on, Inc.	475,799
5,301	Toro Co.	504,496
891	Trane Technologies PLC	438,853
1,069	Vertiv Holdings Co. Class A	351,156
		10,378,599
	Commercial & Professional Services - 1.6%
1,126	FTI Consulting, Inc.*	201,892
714	Leidos Holdings, Inc.	106,543
6,889	Maximus, Inc.	452,056
5,665	MSA Safety, Inc.	942,599
7,252	Rollins, Inc.	404,154
4,588	UL Solutions, Inc. Class A	415,168
4,644	Veralto Corp.	409,601
		2,932,013
	Consumer Discretionary Distribution & Retail - 5.4%
319	Abercrombie & Fitch Co. Class A*	27,227
25,892	Amazon.com, Inc.*	6,862,933
460	eBay, Inc.	47,601
358	Home Depot, Inc.	117,710
8,407	Macy's, Inc.	164,357
1,441	Murphy USA, Inc.	847,308
2,048	Ross Stores, Inc.	466,514
5,611	TJX Cos., Inc.	879,524
240	Ulta Beauty, Inc.*	128,995
508	Williams-Sonoma, Inc.	92,055
		9,634,224
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 0.2%
683	Ralph Lauren Corp.	$244,951
1,321	Tapestry, Inc.	191,598
		436,549
	Consumer Services - 2.3%
1,177	Airbnb, Inc. Class A*	165,204
3,579	Booking Holdings, Inc.	602,560
482	Domino's Pizza, Inc.	163,600
831	DoorDash, Inc. Class A*	140,148
924	Expedia Group, Inc.	229,494
36,139	H&R Block, Inc.	1,146,691
2,563	McDonald's Corp.	752,471
1,513	Texas Roadhouse, Inc.	243,578
6,199	Travel & Leisure Co.	400,827
1,518	Yum! Brands, Inc.	242,349
		4,086,922
	Consumer Staples Distribution & Retail - 1.3%
12,924	Albertsons Cos., Inc. Class A	217,769
105	Casey's General Stores, Inc.	86,326
15,630	Walmart, Inc.	2,062,066
		2,366,161
	Energy - 3.8%
639	APA Corp.	26,027
145	Centrus Energy Corp. Class A*	30,589
7,656	Chevron Corp.	1,479,981
1,144	ConocoPhillips	143,892
28,347	Coterra Energy, Inc.	1,017,941
547	EOG Resources, Inc.	76,892
1,897	EQT Corp.	113,972
6,802	Expand Energy Corp.	694,824
14,433	Exxon Mobil Corp.	2,227,445
5,470	Kinder Morgan, Inc.	179,799
9,913	Magnolia Oil & Gas Corp. Class A	299,769
5,902	Permian Resources Corp. Class A	127,601
1,536	Valero Energy Corp.	387,963
1,184	Williams Cos., Inc.	90,351
		6,897,046
	Equity Real Estate Investment Trusts (REITs) - 3.9%
17,218	CareTrust, Inc. REIT	679,250
1,845	Digital Realty Trust, Inc. REIT	370,734
22,609	Gaming & Leisure Properties, Inc. REIT	1,095,632
2,242	Iron Mountain, Inc. REIT	282,470
6,122	Lamar Advertising Co. Class A, REIT	843,857
9,412	NNN, Inc. REIT	412,152
24,733	Omega Healthcare Investors, Inc. REIT	1,161,709
13,592	Realty Income Corp. REIT	873,150
7,173	Regency Centers Corp. REIT	558,418
1,137	Sabra Health Care, Inc. REIT	23,490
3,333	Simon Property Group, Inc. REIT	678,965
		6,979,827
	Financial Services - 10.9%
202	Affiliated Managers Group, Inc.	59,523
80,928	AGNC Investment Corp. REIT(1)	891,827
54,765	Annaly Capital Management, Inc. REIT	1,254,118
11,351	Bank of New York Mellon Corp.	1,525,234
159	Berkshire Hathaway, Inc. Class B*	75,302
2,105	Cboe Global Markets, Inc.	631,689
6,117	Charles Schwab Corp.	560,562
474	Coinbase Global, Inc. Class A*	89,003
809	Evercore, Inc. Class A	259,924
4,248	FirstCash Holdings, Inc.	926,999
3,606	Fiserv, Inc.*	225,916
5,112	Franklin Resources, Inc.	153,207

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 10.9% - (continued)
514	Goldman Sachs Group, Inc.	$474,818
496	Houlihan Lokey, Inc.	76,756
5,917	Interactive Brokers Group, Inc. Class A	470,401
8,964	Jack Henry & Associates, Inc.	1,378,215
12,338	Janus Henderson Group PLC	636,764
3,010	Mastercard, Inc. Class A	1,513,789
5,594	Morgan Stanley	1,066,160
1,511	MSCI, Inc.	893,621
7,843	Northern Trust Corp.	1,304,605
1,188	OneMain Holdings, Inc.	69,819
17,693	SEI Investments Co.	1,604,401
3,036	State Street Corp.	464,022
17,869	T. Rowe Price Group, Inc.	1,838,363
3,676	Visa, Inc. Class A	1,212,492
		19,657,530
	Food, Beverage & Tobacco - 4.1%
23,794	Altria Group, Inc.	1,728,634
2,365	Bunge Global SA	300,520
17,060	Coca-Cola Co.	1,343,646
3,169	Coca-Cola Consolidated, Inc.	649,867
11,139	General Mills, Inc.	393,318
1,493	Hershey Co.	277,310
5,708	Ingredion, Inc.	637,812
12,013	PepsiCo, Inc.	1,903,940
357	Philip Morris International, Inc.	58,930
		7,293,977
	Health Care Equipment & Services - 2.5%
1,757	Abbott Laboratories	159,518
350	Align Technology, Inc.*	61,603
1,332	Becton Dickinson & Co.	198,521
1,498	Elevance Health, Inc.	563,877
288	HCA Healthcare, Inc.	125,122
390	Intuitive Surgical, Inc.*	178,468
1,616	Lantheus Holdings, Inc.*(1)	136,746
341	McKesson Corp.	277,983
19,806	Medtronic PLC	1,603,692
565	Quest Diagnostics, Inc.	109,723
957	Stryker Corp.	301,579
1,620	UnitedHealth Group, Inc.	600,178
1,436	Veeva Systems, Inc. Class A*	223,973
		4,540,983
	Household & Personal Products - 0.6%
1,574	Clorox Co.	151,797
9,838	Colgate-Palmolive Co.	839,772
1,408	Kimberly-Clark Corp.	138,589
		1,130,158
	Insurance - 1.3%
2,685	Chubb Ltd.	877,995
3,245	Loews Corp.	365,420
857	Old Republic International Corp.	34,237
445	Principal Financial Group, Inc.	44,905
1,851	Progressive Corp.	372,569
2,008	Travelers Cos., Inc.	612,721
		2,307,847
	Materials - 2.0%
3,233	Avery Dennison Corp.	529,986
3,686	CF Industries Holdings, Inc.	457,801
7,920	CRH PLC	937,886
5,451	DuPont de Nemours, Inc.	248,893
8,424	Element Solutions, Inc.	358,778
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 2.0% - (continued)
1,738	Packaging Corp. of America	$370,976
5,642	PPG Industries, Inc.	612,157
		3,516,477
	Media & Entertainment - 10.0%
28,605	Alphabet, Inc. Class A	11,007,204
2,925	Electronic Arts, Inc.	591,932
20,912	Fox Corp. Class A	1,327,703
6,297	Meta Platforms, Inc. Class A	3,853,197
3,911	Netflix, Inc.*	366,109
6,448	New York Times Co. Class A	509,585
3,536	News Corp. Class A	93,068
10,712	Pinterest, Inc. Class A*	210,598
		17,959,396
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
2,629	AbbVie, Inc.	555,560
1,044	Amgen, Inc.	361,485
4,414	Bristol-Myers Squibb Co.	267,444
1,354	Eli Lilly & Co.	1,265,448
3,780	Exelixis, Inc.*	168,059
7,130	Gilead Sciences, Inc.	932,889
452	Insmed, Inc.*	61,621
9,562	Johnson & Johnson	2,197,826
10,009	Merck & Co., Inc.	1,092,783
97	Natera, Inc.*	19,998
13,094	Pfizer, Inc.	349,610
40	United Therapeutics Corp.*	22,854
		7,295,577
	Semiconductors & Semiconductor Equipment - 14.0%
3,733	Advanced Micro Devices, Inc.*	1,323,311
2,832	Applied Materials, Inc.	1,117,196
11,576	Broadcom, Inc.	4,832,170
520	First Solar, Inc.*	104,983
4,532	Intel Corp.*	428,183
632	KLA Corp.	1,106,221
4,372	Lam Research Corp.	1,127,364
993	Marvell Technology, Inc.	163,994
2,243	Micron Technology, Inc.	1,159,990
45	Monolithic Power Systems, Inc.	72,648
63,580	NVIDIA Corp.	12,688,661
2,791	QUALCOMM, Inc.	501,208
3,550	Skyworks Solutions, Inc.	249,103
178	Teradyne, Inc.	61,138
854	Texas Instruments, Inc.	240,042
		25,176,212
	Software & Services - 10.6%
2,237	Accenture PLC Class A	399,774
1,129	Adobe, Inc.*	277,847
611	AppLovin Corp. Class A*	272,720
4,484	Bentley Systems, Inc. Class B	146,268
1,163	Cadence Design Systems, Inc.*	383,313
291	Cloudflare, Inc. Class A*	59,646
11,971	Cognizant Technology Solutions Corp. Class A	633,266
1,631	Crowdstrike Holdings, Inc. Class A*	727,018
2,028	Datadog, Inc. Class A*	268,081
42,908	Dropbox, Inc. Class A*(1)	1,042,235
2,215	Fortinet, Inc.*	186,747
1,541	HubSpot, Inc.*	341,732
1,561	InterDigital, Inc.	462,930
5,777	International Business Machines Corp.	1,334,372
236	Intuit, Inc.	91,686
22,878	Microsoft Corp.	9,329,191
4,429	Oracle Corp.	714,796

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 10.6% - (continued)
7,322	Palantir Technologies, Inc. Class A*	$1,018,564
1,983	Palo Alto Networks, Inc.*	355,592
3,865	Salesforce, Inc.	682,289
31,949	UiPath, Inc. Class A*	329,075
496	Zoom Communications, Inc.*	48,186
		19,105,328
	Technology Hardware & Equipment - 7.3%
9,672	Amphenol Corp. Class A	1,424,395
32,833	Apple, Inc.	8,909,235
294	Arista Networks, Inc.*	50,777
12,408	Cisco Systems, Inc.	1,135,332
891	Dell Technologies, Inc. Class C	186,175
1,964	Flex Ltd.*	179,804
10,426	HP, Inc.	217,486
1,300	Jabil, Inc.	438,737
4,217	NetApp, Inc.	467,117
187	TE Connectivity PLC	39,580
		13,048,638
	Telecommunication Services - 1.6%
12,189	AT&T, Inc.	318,499
4,711	Comcast Corp. Class A	127,385
1,335	T-Mobile U.S., Inc.	260,992
43,327	Verizon Communications, Inc.	2,080,996
		2,787,872
	Transportation - 0.6%
981	Delta Air Lines, Inc.	66,698
1,901	JB Hunt Transport Services, Inc.	478,159
477	Old Dominion Freight Line, Inc.	101,329
2,697	Uber Technologies, Inc.*	201,223
265	United Airlines Holdings, Inc.*	23,850
1,756	United Parcel Service, Inc. Class B	191,053
		1,062,312
	Utilities - 2.3%
14,781	CenterPoint Energy, Inc.	645,191
41	Consolidated Edison, Inc.	4,571
147	Constellation Energy Corp.	46,011
6,930	FirstEnergy Corp.	329,314
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 2.3% - (continued)
4,162	NextEra Energy, Inc.		$407,376
2,429	NRG Energy, Inc.		377,904
1,897	Oklo, Inc.*(1)		137,532
18,748	Portland General Electric Co.		973,584
19,959	TXNM Energy, Inc.		1,178,778
			4,100,261
	Total Common Stocks (cost $140,331,971)		$179,234,176
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
1,352,862	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$1,352,862
	Total Short-Term Investments (cost $1,352,862)		$1,352,862
	Total Investments (cost $141,684,833)	100.5%	$180,587,038
	Other Assets and Liabilities	(0.5)%	(945,739)
	Net Assets	100.0%	$179,641,299
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	10	06/18/2026	$362,188	$23,549
Total futures contracts				$23,549
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$179,234,176	$179,234,176	$—	$—
Short-Term Investments	1,352,862	1,352,862	—	—
Futures Contracts(2)	23,549	23,549	—	—
Total	$180,610,587	$180,610,587	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

4

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 9.8%
146,457	ANZ Group Holdings Ltd.	$3,859,072
55,106	ASX Ltd.	2,408,803
1,129,041	Aurizon Holdings Ltd.	3,384,890
211,968	BHP Group Ltd.	8,186,629
365,602	Brambles Ltd.	5,948,287
22,245	Cochlear Ltd.	1,503,346
682,418	Coles Group Ltd.	10,847,708
1,110,595	Dyno Nobel Ltd.	2,610,972
97,588	EBOS Group Ltd.(1)	1,222,641
370,120	Fortescue Ltd.	5,228,822
1,139,659	Insurance Australia Group Ltd.	6,153,379
61,278	JB Hi-Fi Ltd.	3,391,418
949,032	Lottery Corp. Ltd.	3,766,333
874,978	Medibank Pvt Ltd.	2,950,318
433,223	Orica Ltd.	6,543,895
434,805	Origin Energy Ltd.	3,782,498
1,029,395	Qantas Airways Ltd.	6,224,104
393,097	QBE Insurance Group Ltd.	6,313,667
38,523	Ramsay Health Care Ltd.	1,079,595
105,885	Rio Tinto PLC	10,572,443
1,301,750	Scentre Group REIT	3,472,164
396,802	Sonic Healthcare Ltd.	5,640,003
312,571	Stockland REIT	910,128
319,215	Suncorp Group Ltd.	3,926,739
3,167,462	Telstra Group Ltd.	12,114,956
2,343,902	Vicinity Ltd. REIT	4,229,723
13,386	Wesfarmers Ltd.	701,772
1,070,487	Whitehaven Coal Ltd.	6,472,561
27,650	Woodside Energy Group Ltd.	666,940
464,504	Woolworths Group Ltd.	11,484,720
		145,598,526
	Austria - 0.2%
19,827	ANDRITZ AG	1,681,557
34,156	Raiffeisen Bank International AG	1,859,094
		3,540,651
	Belgium - 0.7%
5,574	Ackermans & van Haaren NV	1,832,109
72,514	Ageas SA	5,673,669
5,216	Groupe Bruxelles Lambert NV	486,431
13,021	KBC Group NV	1,729,812
1,587	UCB SA*	430,409
		10,152,430
	Brazil - 0.4%
106,405	Yara International ASA	6,165,190
	Canada - 17.7%
51,956	Alimentation Couche-Tard, Inc.	3,067,508
52,996	AltaGas Ltd.	1,982,240
100,409	Bank of Montreal	15,258,686
164,856	Bank of Nova Scotia	12,799,928
89,791	Canadian Imperial Bank of Commerce	9,998,988
44,452	Canadian National Railway Co.	4,982,765
127,197	Canadian Natural Resources Ltd.	6,059,403
72,885	CCL Industries, Inc. Class B	4,593,399
197,821	Cenovus Energy, Inc.	5,784,286
99,943	CGI, Inc.	6,528,493
8,134	Dollarama, Inc.	1,037,442
130,256	Element Fleet Management Corp.	3,103,521
56,202	Emera, Inc.(1)	2,992,402
7,426	Fairfax Financial Holdings Ltd.	12,824,977
43,702	Fortis, Inc.	2,494,138
83,449	George Weston Ltd.	6,010,216
57,466	Gildan Activewear, Inc.	3,562,317
238,753	Great-West Lifeco, Inc.	12,731,388
79,724	iA Financial Corp., Inc.	10,239,769
36,319	Imperial Oil Ltd.(1)	4,855,342
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Canada - 17.7% - (continued)
13,511	Intact Financial Corp.	$2,598,170
220,318	Loblaw Cos. Ltd.	10,136,150
172,781	Magna International, Inc.	11,000,966
255,356	Manulife Financial Corp.	10,020,251
13,508	Metro, Inc.	903,709
64,873	National Bank of Canada	9,772,654
13,677	Nutrien Ltd.	1,037,507
158,695	Power Corp. of Canada	8,835,433
10,983	Restaurant Brands International, Inc.	886,109
99,805	Rogers Communications, Inc. Class B	3,626,006
86,727	Royal Bank of Canada	15,567,022
40,780	Stantec, Inc.	3,716,969
154,041	Sun Life Financial, Inc.	11,076,330
120,628	Suncor Energy, Inc.	8,249,250
51,254	TFI International, Inc.(1)	7,338,548
34,032	Toromont Industries Ltd.	5,281,198
146,831	Toronto-Dominion Bank	15,785,600
487,634	Whitecap Resources, Inc.	5,742,982
		262,482,062
	China - 1.8%
2,491,500	BOC Hong Kong Holdings Ltd.	14,223,058
633,000	SITC International Holdings Co. Ltd.	2,640,682
1,071,400	Wilmar International Ltd.	3,036,986
2,136,700	Yangzijiang Shipbuilding Holdings Ltd.	7,231,107
		27,131,833
	Denmark - 0.4%
18,863	Coloplast AS Class B	1,166,408
7,758	NKT AS*	1,142,978
178,173	Tryg AS	4,273,847
		6,583,233
	Finland - 2.0%
29,424	Kesko OYJ Class B(1)	723,451
83,619	Kone OYJ Class B	5,316,436
1,268,668	Nokia OYJ ADR	16,378,504
47,477	Orion OYJ Class B	3,826,100
253,075	Sampo OYJ Class A	2,627,295
		28,871,786
	France - 4.7%
1,488	AXA SA(1)	71,461
73,638	Capgemini SE	8,897,244
161,626	Cie Generale des Etablissements Michelin SCA(1)	5,847,119
89,717	Credit Agricole SA	1,746,499
37,003	Danone SA	2,896,940
428,430	Engie SA(1)	14,107,128
7,221	EssilorLuxottica SA(1)	1,535,294
694,993	Orange SA	14,487,190
37,569	Publicis Groupe SA	3,498,300
118,364	TotalEnergies SE	11,009,164
33,239	Vinci SA	5,017,166
		69,113,505
	Germany - 4.3%
19,984	Allianz SE	9,119,023
10,272	Bayerische Motoren Werke AG	938,902
10,044	Deutsche Boerse AG	3,082,200
96,293	Deutsche Post AG	5,690,746
37,292	Deutsche Telekom AG	1,206,059
519,303	E.ON SE	11,507,185
61,030	Fresenius SE & Co. KGaA	2,953,137
11,921	Hannover Rueck SE	3,602,258
19,417	Heidelberg Materials AG	4,290,067
74,602	Mercedes-Benz Group AG	4,339,274
37,082	Merck KGaA	4,787,067
6,717	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,024,784

5

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Germany - 4.3% - (continued)
75,481	RWE AG	$5,487,892
11,846	SAP SE	2,021,860
		63,050,454
	Guatemala - 1.0%
168,651	Millicom International Cellular SA	14,315,097
	Hong Kong - 2.3%
956,500	CK Asset Holdings Ltd.	5,965,801
637,980	CLP Holdings Ltd.	6,116,138
1,845,000	HKT Trust & HKT Ltd.	2,988,741
1,096,500	MTR Corp. Ltd.(1)	4,669,442
1,589,591	Sino Land Co. Ltd.	2,534,417
242,000	Sun Hung Kai Properties Ltd.	4,195,130
6,711,292	WH Group Ltd.(2)	8,155,928
		34,625,597
	Indonesia - 0.1%
22,626	Jardine Matheson Holdings Ltd.	1,536,079
	Ireland - 1.3%
46,709	AerCap Holdings NV	6,642,487
1,035,273	AIB Group PLC	11,898,950
		18,541,437
	Israel - 3.5%
408,450	Bank Hapoalim BM	10,931,570
357,138	Bank Leumi Le-Israel BM	9,022,357
1,521,689	Bezeq The Israeli Telecommunication Corp. Ltd.	4,139,588
487,301	El Al Israel Airlines	2,183,829
8,005	FIBI Holdings Ltd.	829,473
34,265	First International Bank of Israel Ltd.	2,861,075
473,590	Israel Discount Bank Ltd. Class A	5,265,052
37,164	Matrix IT Ltd.	1,134,880
63,518	Mizrahi Tefahot Bank Ltd.	4,991,676
26,638	One Software Technologies Ltd.	581,639
82,082	Partner Communications Co. Ltd.	1,091,313
4,382	Paz Retail & Energy Ltd.	1,209,739
87,719	Phoenix Financial Ltd.	5,268,221
108,137	Shufersal Ltd.	1,612,082
31,366	Strauss Group Ltd.	1,359,974
		52,482,468
	Italy - 1.8%
314,095	Enel SpA	3,656,487
91,365	Eni SpA	2,572,216
33,843	Generali	1,512,551
533,181	Italgas SpA	6,435,857
30,936	Poste Italiane SpA(2)	819,779
93,009	Ryanair Holdings PLC ADR	5,082,942
245,799	Snam SpA	1,939,337
62,757	Terna - Rete Elettrica Nazionale(1)	754,575
170,403	Unipol Assicurazioni SpA	4,437,583
		27,211,327
	Ivory Coast - 0.1%
21,861	Endeavour Mining PLC	1,256,313
	Japan - 19.1%
1,349	Advance Residence Investment Corp. REIT	1,389,417
66,700	AGC, Inc.	2,378,905
572,300	Asahi Kasei Corp.	5,605,951
751,900	Astellas Pharma, Inc.	10,709,555
238,900	Azbil Corp.	2,125,182
193,386	Bridgestone Corp.	4,029,261
187,800	Brother Industries Ltd.	3,576,116
171,103	Canon, Inc.(1)	4,375,162
120,000	Central Japan Railway Co.	2,867,043
40,500	Chubu Electric Power Co., Inc.	695,353
92,400	COMSYS Holdings Corp.	3,329,714
172,700	Dai Nippon Printing Co. Ltd.	3,270,946
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 19.1% - (continued)
234,200	Daito Trust Construction Co. Ltd.	$5,257,749
94,400	Daiwa House Industry Co. Ltd.	2,884,319
2,855	Daiwa House Investment Corp. REIT	2,288,300
29,200	East Japan Railway Co.	631,311
97,100	Electric Power Development Co. Ltd.	2,388,695
131,800	EXEO Group, Inc.	2,417,237
163,200	FUJIFILM Holdings Corp.	3,009,783
725	GLP J-Reit	626,894
255,600	Hachijuni Nagano Bank Ltd.	3,460,358
182,300	Haseko Corp.	3,151,467
29,800	Horiba Ltd.	4,126,607
1,600	Hoya Corp.	297,119
11,600	Isuzu Motors Ltd.	158,856
4,154	Japan Metropolitan Fund Invest REIT	3,069,674
436,000	Japan Post Bank Co. Ltd.	7,481,599
83,600	Japan Post Holdings Co. Ltd.	972,546
574,500	Japan Post Insurance Co. Ltd.(1)	5,592,673
111,000	Kandenko Co. Ltd.	4,843,611
15,900	KDDI Corp.	262,032
2,436	KDX Realty Investment Corp. REIT	2,533,857
102,800	Kinden Corp.	5,498,673
135,600	Kobe Steel Ltd.	1,667,039
3,100	Kurita Water Industries Ltd.	166,746
56,100	Kyowa Kirin Co. Ltd.	845,590
146,000	Kyushu Railway Co.	3,342,893
24,300	Marubeni Corp.	941,576
97,600	McDonald's Holdings Co. Japan Ltd.	5,057,350
126,800	Mebuki Financial Group, Inc.	1,050,699
93,950	Medipal Holdings Corp.	1,684,091
245,232	MEIJI Holdings Co. Ltd.	5,804,317
23,400	Mitsubishi Chemical Group Corp.	136,140
221,200	Mitsubishi Corp.	7,043,732
87,500	Mitsubishi HC Capital, Inc.	794,845
12,400	Mizuho Financial Group, Inc.	531,909
3,500	MS&AD Insurance Group Holdings, Inc.	90,099
30,985	NEC Corp.	810,883
188,900	NGK Corp.	5,980,236
107,000	NH Foods Ltd.	4,432,813
9,300	NHK Spring Co. Ltd.	170,208
211,300	Nippon Express Holdings, Inc.	5,529,762
4,202	Nippon Prologis, Inc. REIT	2,397,236
56,200	Nissan Chemical Corp.	2,429,757
153,900	Niterra Co. Ltd.	8,260,444
2,285	Nomura Real Estate Master Fund, Inc. REIT	2,353,460
1,104,600	NTT, Inc.	1,074,959
117,700	Obayashi Corp.	2,748,249
386,700	Oji Holdings Corp.	2,029,678
562,200	Ono Pharmaceutical Co. Ltd.	8,273,081
19,400	ORIX Corp.	653,042
3,361	Orix J, Inc. REIT	2,127,636
154,146	Osaka Gas Co. Ltd.	5,589,213
285,300	Otsuka Corp.	5,277,062
172,400	Otsuka Holdings Co. Ltd.	12,541,782
1,222,700	Persol Holdings Co. Ltd.	1,823,458
276,100	Ricoh Co. Ltd.	2,319,554
313,700	Santen Pharmaceutical Co. Ltd.	3,234,991
94,100	Secom Co. Ltd.	3,446,820
350,500	Seiko Epson Corp.	4,689,214
205,165	Sekisui Chemical Co. Ltd.	3,100,943
16,100	Shimadzu Corp.	373,155
392,000	Shionogi & Co. Ltd.	7,929,804
178,000	Skylark Holdings Co. Ltd.(1)	3,416,764
143,400	Sojitz Corp.	5,362,458
21,300	Sompo Holdings, Inc.	787,953
110,293	Subaru Corp.	1,653,638
115,500	Sumitomo Corp.	4,304,394
56,200	Sumitomo Mitsui Financial Group, Inc.	1,976,800

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 19.1% - (continued)
94,200	Sumitomo Mitsui Trust Group, Inc.	$3,112,649
48,000	Suntory Beverage & Food Ltd.	1,378,080
432,900	Takashimaya Co. Ltd.	5,146,566
166,200	Takeda Pharmaceutical Co. Ltd.	5,589,317
130,200	TIS, Inc.	2,839,050
13,396	Tokyo Gas Co. Ltd.	570,188
17,900	Tokyo Tatemono Co. Ltd.	411,104
215,900	Tosoh Corp.	3,324,506
134,600	Toyo Tire Corp.	3,282,005
1,282	United Urban Investment Corp. REIT	1,444,761
136,400	West Japan Railway Co.	2,464,609
60,000	Yokogawa Electric Corp.	2,091,701
		283,216,974
	Netherlands - 3.3%
107,599	ABN AMRO Bank NV(3)	3,734,819
4,885	ASM International NV	4,759,626
9,929	ASML Holding NV	14,287,732
296,299	Koninklijke Ahold Delhaize NV	13,909,886
34,691	Koninklijke Philips NV	911,144
74,538	NN Group NV	6,496,551
65,330	Wolters Kluwer NV	5,090,118
		49,189,876
	New Zealand - 0.5%
398,360	Auckland International Airport Ltd.	1,934,909
280,453	Contact Energy Ltd.	1,568,609
121,116	Fisher & Paykel Healthcare Corp. Ltd.(1)	2,606,272
45,278	Freightways Group Ltd.	337,216
487,128	Precinct Properties Group REIT	295,401
712,572	Spark New Zealand Ltd.	870,916
		7,613,323
	Norway - 2.7%
31,071	Aker BP ASA	1,204,416
436,911	Equinor ASA	17,462,162
49,326	Europris ASA(2)	501,606
64,339	Frontline PLC	2,347,730
90,921	Kitron ASA	981,281
827,459	Norsk Hydro ASA	9,095,058
251,758	Orkla ASA	3,090,616
20,108	SpareBank 1 Nord Norge	339,233
30,887	SpareBank 1 SMN	686,629
85,362	Storebrand ASA	1,639,777
153,998	Telenor ASA	2,524,530
		39,873,038
	Portugal - 0.1%
34,722	Jeronimo Martins SGPS SA	833,348
	Singapore - 2.8%
601,380	CapitaLand Ascendas REIT*	1,175,797
1,100,200	CapitaLand Integrated Commercial Trust REIT	2,038,767
49,209	DBS Group Holdings Ltd.	2,260,396
673,352	Oversea-Chinese Banking Corp. Ltd.	11,578,979
1,265,900	Singapore Airlines Ltd.	6,252,217
784,100	Singapore Technologies Engineering Ltd.	6,600,096
312,100	Singapore Telecommunications Ltd.	1,124,839
256,800	United Overseas Bank Ltd.	7,289,325
374,200	UOL Group Ltd.	3,123,353
		41,443,769
	Spain - 1.9%
68,343	Actividades de Construccion y Servicios SA	9,828,807
109,020	Aena SME SA(1)(2)	2,972,067
187,933	CaixaBank SA	2,389,729
99,181	Iberdrola SA	2,321,067
32,123	Industria de Diseno Textil SA(1)	1,905,949
304,462	Repsol SA	8,135,854
		27,553,473
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Sweden - 2.8%
37,296	Alfa Laval AB	$2,209,082
26,360	Atea ASA*	442,611
63,687	Axfood AB	1,940,506
170,162	Essity AB Class B	4,496,872
5,406	Evolution AB(2)	375,362
40,836	H & M Hennes & Mauritz AB Class B(1)	726,511
18,010	Industrivarden AB Class A	947,618
47,303	Investor AB Class A	1,877,416
198,969	Securitas AB Class B(1)	3,314,035
37,161	SSAB AB Class A	331,127
47,345	Svenska Handelsbanken AB Class A	668,067
56,621	Swedbank AB Class A	1,981,022
49,945	Tele2 AB Class B	1,022,718
1,261,875	Telefonaktiebolaget LM Ericsson Class B	14,777,954
1,168,806	Telia Co. AB	6,096,756
		41,207,657
	Switzerland - 2.1%
1,426	ABB Ltd.	143,028
6	Chocoladefabriken Lindt & Spruengli AG	774,119
1,071	Geberit AG	721,989
112,187	Sandoz Group AG	8,971,517
7,840	Schindler Holding AG	2,626,533
1,597	Swiss Life Holding AG	1,872,169
13,715	Swisscom AG	11,600,885
6,540	Zurich Insurance Group AG	4,547,602
		31,257,842
	United Kingdom - 6.4%
14,270	Admiral Group PLC	655,021
58,466	AstraZeneca PLC	10,954,774
198,930	Aviva PLC	1,685,692
297,899	BAE Systems PLC	8,268,046
255,809	Beazley PLC	4,435,456
66,900	British American Tobacco PLC ADR	3,933,720
2,877,863	Centrica PLC	8,399,939
73,000	CK Hutchison Holdings Ltd.	606,178
38,223	Coca-Cola Europacific Partners PLC	3,614,749
76,886	Compass Group PLC	2,172,030
245,479	GSK PLC ADR(1)	12,841,006
187,749	HSBC Holdings PLC	3,441,607
94,884	Imperial Brands PLC	3,611,419
605,035	NatWest Group PLC	4,811,235
62,838	Next PLC	11,053,407
139,453	Sage Group PLC	1,661,499
196,215	Smith & Nephew PLC	3,031,548
13,440	Smiths Group PLC	464,610
40,164	Standard Chartered PLC	1,016,658
1,032,848	Tesco PLC	6,765,506
30,309	Unilever PLC	1,769,737
		95,193,837
	United States - 5.2%
4,666	AP Moller - Maersk AS Class B	11,049,530
79,525	BP PLC ADR	3,767,894
107,112	Ferrovial SE(1)	7,381,088
1,076,976	Haleon PLC	4,975,729
81,591	Holcim AG*	7,561,813
14,566	Nestle SA	1,472,338
86,828	Novartis AG	12,867,931
30,582	Roche Holding AG	12,451,005
71,383	Sanofi SA	6,683,791
99,716	Shell PLC	4,506,702
24,587	Swiss Re AG	3,959,763
		76,677,584
	Total Common Stocks (cost $1,129,084,073)	$1,466,718,709

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
20,261	Henkel AG & Co. KGaA (Preference Shares)(4)		$1,475,940
1,929	Volkswagen AG (Preference Shares)(4)		195,100
	Total Preferred Stocks (cost $1,750,888)		$1,671,040
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(5)(6)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $1,130,834,961)		$1,468,389,749
SHORT-TERM INVESTMENTS - 1.7%
	Securities Lending Collateral - 1.7%
24,391,065	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(7)		$24,391,065
	Total Short-Term Investments (cost $24,391,065)		$24,391,065
	Total Investments (cost $1,155,226,026)	100.8%	$1,492,780,814
	Other Assets and Liabilities	(0.8)%	(11,159,660)
	Net Assets	100.0%	$1,481,621,154
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$12,824,742, representing 0.9% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $3,734,819, representing 0.3% of net assets.

(4)	Currently no rate available.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(6)	Investment valued using significant unobservable inputs.
(7)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	52	06/19/2026	$7,919,860	$415,815
Total futures contracts				$415,815
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,466,718,709	$1,466,718,709	$—	$—
Preferred Stocks	1,671,040	1,671,040	—	—
Warrants	—	—	—	—
Short-Term Investments	24,391,065	24,391,065	—	—
Futures Contracts(2)	415,815	415,815	—	—
Total	$1,493,196,629	$1,493,196,629	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2026 is not presented.

9

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Australia - 0.4%
4,196	Anglogold Ashanti PLC	$393,291
	Brazil - 4.2%
163,074	Ambev SA	474,912
64,350	Banco Bradesco SA ADR	249,678
7,734	BB Seguridade Participacoes SA	52,591
53,990	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	359,218
12,093	Equatorial SA	102,717
33,045	Itau Unibanco Holding SA ADR	287,492
31,260	NU Holdings Ltd. Class A*	452,645
97,554	Raia Drogasil SA	429,579
45,823	Telefonica Brasil SA	360,981
67,972	TIM SA	351,292
92,346	TOTVS SA	590,507
28,334	Vale SA ADR	463,544
8,830	Vibra Energia SA	59,016
19,942	WEG SA	179,552
		4,413,724
	Chile - 2.2%
2,956,184	Banco de Chile	552,199
2,589	Banco de Credito e Inversiones SA	174,315
5,835	Banco Itau Chile SA	118,894
984,460	Banco Santander Chile	78,438
17,441	Falabella SA	105,261
16,391	Latam Airlines Group SA ADR(1)	779,064
20,457	Parque Arauco SA	91,069
74,024	Plaza SA	366,413
708	Sociedad Quimica y Minera de Chile SA ADR*	65,256
		2,330,909
	China - 20.0%
19,500	3SBio, Inc.*(2)	57,601
1,210,000	Agricultural Bank of China Ltd. Class H	939,116
32,000	Air China Ltd. Class H*	19,158
24,000	Alibaba Group Holding Ltd.	386,022
232,000	Aluminum Corp. of China Ltd. Class H	336,431
5,500	Anhui Conch Cement Co. Ltd. Class H	13,733
9,400	ANTA Sports Products Ltd.	97,375
22,614	Baidu, Inc. Class A*	342,656
1,264,000	Bank of China Ltd. Class H	816,447
173,000	Bank of Communications Co. Ltd. Class H	157,900
884,000	CGN Power Co. Ltd. Class H(2)	392,701
131,000	China CITIC Bank Corp. Ltd. Class H	137,125
822,000	China Construction Bank Corp. Class H	921,291
92,000	China Eastern Airlines Corp. Ltd. Class H*	45,215
1,500	China Gold International Resources Corp. Ltd.	31,709
98,000	China Hongqiao Group Ltd.	408,826
178,000	China Life Insurance Co. Ltd. Class H	650,309
55,500	China Merchants Bank Co. Ltd. Class H	333,691
28,200	China Pacific Insurance Group Co. Ltd. Class H	122,466
412,000	China Petroleum & Chemical Corp. Class H	242,454
29,774	China Resources Mixc Lifestyle Services Ltd.(2)	178,026
26,000	China Resources Power Holdings Co. Ltd.(1)	63,957
99,500	China Shenhua Energy Co. Ltd. Class H	613,734
25,200	China Taiping Insurance Holdings Co. Ltd.	71,671
30,600	China Tourism Group Duty Free Corp. Ltd. Class H(2)	247,847
163,000	China Tower Corp. Ltd. Class H(2)	230,546
227,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	201,391
115,800	Chow Tai Fook Jewellery Group Ltd.(1)	157,135
78,000	CMOC Group Ltd. Class H	175,242
31,500	COSCO SHIPPING Holdings Co. Ltd. Class H(1)	57,903
392,000	CSPC Pharmaceutical Group Ltd.	420,836
23,600	ENN Energy Holdings Ltd.	184,070
42,000	Fuyao Glass Industry Group Co. Ltd. Class H(2)	319,004
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	China - 20.0% - (continued)
39,600	H World Group Ltd.	$202,202
181,000	Haidilao International Holding Ltd.(1)(2)	331,790
71,000	Haier Smart Home Co. Ltd. Class H	198,669
142,000	Hansoh Pharmaceutical Group Co. Ltd.(2)	672,500
49,482	Hua Hong Semiconductor Ltd. Class H*(2)	720,714
386,000	Huaneng Power International, Inc. Class H	307,962
1,123,000	Industrial & Commercial Bank of China Ltd. Class H	1,007,779
19,000	Innovent Biologics, Inc.*(2)	218,286
41,000	Jiangxi Copper Co. Ltd. Class H	191,660
8,000	Kingdee International Software Group Co. Ltd.*	8,731
14,700	Kuaishou Technology(2)	80,502
332,000	Kunlun Energy Co. Ltd.	319,551
224,000	Lenovo Group Ltd.	333,981
86,000	Li Ning Co. Ltd.	221,978
31,900	Meituan Class B*(2)	339,004
4,600	Midea Group Co. Ltd. Class H	52,672
31,580	NetEase, Inc.	721,598
16,900	New China Life Insurance Co. Ltd. Class H	110,455
93,600	New Oriental Education & Technology Group, Inc.	502,068
46,800	Nongfu Spring Co. Ltd. Class H(2)	279,590
447,000	People's Insurance Co. Group of China Ltd. Class H	303,563
598,000	PetroChina Co. Ltd. Class H	918,327
114,000	PICC Property & Casualty Co. Ltd. Class H	203,879
44,000	Ping An Insurance Group Co. of China Ltd. Class H	353,854
10,000	Pop Mart International Group Ltd.(1)(2)	200,670
196,000	Postal Savings Bank of China Co. Ltd. Class H(2)	125,600
15,000	SF Holding Co. Ltd. Class H	67,784
12,000	Shandong Gold Mining Co. Ltd. Class H(2)	43,443
238,000	Sino Biopharmaceutical Ltd.	164,667
40,000	Sinopharm Group Co. Ltd. Class H	94,310
7,600	Tencent Holdings Ltd.	453,841
164,800	Tongcheng Travel Holdings Ltd.(3)	373,410
4,200	Trip.com Group Ltd.*	224,000
126,000	Weichai Power Co. Ltd. Class H	621,495
114,200	Xiaomi Corp. Class B*(2)	423,052
1,300	Yum China Holdings, Inc.	63,226
7,000	Zhaojin Mining Industry Co. Ltd. Class H	25,288
4,500	Zhuzhou CRRC Times Electric Co. Ltd. Class H	20,588
63,000	ZTE Corp. Class H*(1)	200,571
3,000	ZTO Express Cayman, Inc.(1)	74,868
		21,151,716
	Colombia - 0.2%
13,167	Grupo de Inversiones Suramericana SA	185,933
	India - 12.6%
52,005	Ashok Leyland Ltd.	88,812
16,299	AU Small Finance Bank Ltd.(2)	174,463
32,837	Axis Bank Ltd.	438,790
15,384	Bajaj Finance Ltd.	151,873
77,644	Bank of Baroda	215,523
77,043	Bharat Electronics Ltd.	350,093
33,017	Bharat Petroleum Corp. Ltd.	104,515
17,687	Bharti Airtel Ltd.	351,602
1,065	Britannia Industries Ltd.	64,250
204,103	Canara Bank	289,552
20,673	Coal India Ltd.	104,864
25,905	Coforge Ltd.	326,399
1,200	Eicher Motors Ltd.	89,880
49,625	Embassy Office Parks REIT	222,083
97,642	Federal Bank Ltd.	295,198
1,543	Glenmark Pharmaceuticals Ltd.	39,119
67,184	HCL Technologies Ltd.	848,774
21,161	HDFC Bank Ltd.	172,050
3,004	Hero MotoCorp Ltd.	161,382

10

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	India - 12.6% - (continued)
10,907	Hindustan Unilever Ltd.	$258,662
6,654	ICICI Bank Ltd. ADR	176,930
19,667	Indian Bank	176,511
15,683	Indus Towers Ltd.*	67,738
70,723	Infosys Ltd. ADR(1)	881,209
45,813	Kotak Mahindra Bank Ltd.	185,011
28,045	L&T Finance Ltd.	82,654
3,714	Larsen & Toubro Ltd.	157,069
14,771	LTM Ltd.(2)	664,459
5,242	Lupin Ltd.	127,314
2,433	Mahindra & Mahindra Ltd.	79,401
18,449	Malco Energy Ltd.*(4)	23,524
2,328	Maruti Suzuki India Ltd.	326,560
8,660	Mphasis Ltd.	207,728
686	Multi Commodity Exchange of India Ltd.	21,477
7,783	Muthoot Finance Ltd.	280,787
44,625	National Aluminium Co. Ltd.	187,736
329	Navin Fluorine International Ltd.	23,644
14,699	Nestle India Ltd.	225,889
49,226	NTPC Ltd.	207,015
2,090	Oracle Financial Services Software Ltd.	214,177
8,811	Persistent Systems Ltd.	445,592
91,645	Punjab National Bank	105,594
71,351	Samvardhana Motherson International Ltd.	91,119
12,369	Shriram Finance Ltd.	122,154
58,195	State Bank of India	655,105
18,068	Sun Pharmaceutical Industries Ltd.	344,232
18,449	Talwandi Sabo Power Ltd.*(4)	23,524
35,250	Tata Consultancy Services Ltd.	918,781
1,557	Tata Elxsi Ltd.	67,748
46,120	Tech Mahindra Ltd.	715,996
6,365	Torrent Pharmaceuticals Ltd.	280,657
3,738	TVS Motor Co. Ltd.	137,561
64,383	Union Bank of India Ltd.	112,562
18,449	Vedanta Aluminium Metal Ltd.*(4)	23,524
18,449	Vedanta Iron & Steel Ltd.*(4)	23,524
18,449	Vedanta Ltd.	52,783
64,892	Wipro Ltd. ADR	132,380
		13,317,553
	Indonesia - 2.5%
636,800	Aneka Tambang Tbk. PT	137,587
1,269,200	Astra International Tbk. PT	438,098
544,100	Bank Central Asia Tbk. PT	183,881
1,731,900	Bank Mandiri Persero Tbk. PT	439,228
541,900	Bank Negara Indonesia Persero Tbk. PT	116,457
1,840,800	Bank Rakyat Indonesia Persero Tbk. PT	317,966
3,273,300	Kalbe Farma Tbk. PT	163,570
3,202,500	Perusahaan Gas Negara Persero Tbk. PT	358,917
2,545,500	Telkom Indonesia Persero Tbk. PT	413,221
45,800	United Tractors Tbk. PT	76,863
		2,645,788
	Malaysia - 3.3%
151,146	CIMB Group Holdings Bhd.	291,522
5,700	Fraser & Neave Holdings Bhd.	44,923
19,000	Hong Leong Bank Bhd.	106,494
96,500	IGB Real Estate Investment Trust REIT	70,707
29,800	IHH Healthcare Bhd.	66,180
164,144	Malayan Banking Bhd.	457,942
431,714	Mr. DIY Group M Bhd.(2)	181,534
10,900	Nestle Malaysia Bhd.	297,510
121,400	Press Metal Aluminium Holdings Bhd.	263,800
304,400	Public Bank Bhd.	358,704
81,294	RHB Bank Bhd.	166,620
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Malaysia - 3.3% - (continued)
124,200	Telekom Malaysia Bhd.	$233,921
107,300	Tenaga Nasional Bhd.	392,834
130,800	TIME dotCom Bhd.	198,925
47,800	United Plantations Bhd.	382,015
		3,513,631
	Mexico - 3.7%
295,774	America Movil SAB de CV	392,012
14,222	Arca Continental SAB de CV(1)	170,441
44,217	Cemex SAB de CV ADR	543,869
2,474	Coca-Cola Femsa SAB de CV ADR	251,309
125,417	Fibra Uno Administracion SA de CV REIT*	214,782
3,353	Fomento Economico Mexicano SAB de CV ADR	396,459
2,526	Grupo Aeroportuario del Centro Norte SAB de CV	33,440
269	Grupo Aeroportuario del Pacifico SAB de CV ADR	67,753
24	Grupo Aeroportuario del Sureste SAB de CV ADR	7,340
49,951	Grupo Bimbo SAB de CV Series A(1)	169,375
55,961	Grupo Financiero Banorte SAB de CV Class O	606,138
42,788	Grupo Mexico SAB de CV	467,169
80,026	Prologis Property Mexico SA de CV REIT	365,262
50,878	Sigma Foods SAB de CV	48,083
71,628	Wal-Mart de Mexico SAB de CV	225,249
		3,958,681
	Philippines - 2.0%
259,810	Bank of the Philippine Islands	378,251
162,270	BDO Unibank, Inc.	301,444
69,810	International Container Terminal Services, Inc.	806,264
25,420	Manila Electric Co.	269,603
77,430	Metropolitan Bank & Trust Co.	84,389
10,640	PLDT, Inc.	216,348
557,400	Real Commercial, Inc. REIT	62,654
		2,118,953
	Poland - 2.2%
13,446	Asseco Poland SA	674,449
851	KGHM Polska Miedz SA*	70,999
18	LPP SA	108,514
19,359	ORLEN SA	708,987
18,010	Powszechna Kasa Oszczednosci Bank Polski SA	469,628
16,075	Powszechny Zaklad Ubezpieczen SA	281,691
18,955	Tauron Polska Energia SA*	49,437
		2,363,705
	Romania - 0.1%
17,387	NEPI Rockcastle NV*	146,800
	Russia - 0.0%
70,980	Gazprom PJSC*(4)	—
3,097	Gazprom PJSC ADR*(4)	—
38,700	GMK Norilskiy Nickel PAO*(4)	—
310	LUKOIL PJSC*(4)	—
87	LUKOIL PJSC ADR*(4)	—
7	MMC Norilsk Nickel PJSC ADR*(4)	—
64,472	Sberbank of Russia PJSC*(4)	—
		—
	Saudi Arabia - 5.2%
34,581	Al Rajhi Bank	632,056
15,079	Alinma Bank	97,779
23,714	Banque Saudi Fransi	122,095
9,068	Dar Al Arkan Real Estate Development Co.*	42,795
747	Dr. Sulaiman Al Habib Medical Services Group Co.	48,280
48,979	Electrical Industries Co.	237,157
1,785	Elm Co.	278,899
25,105	Etihad Etisalat Co.	435,095
172,371	Jarir Marketing Co.	691,690

11

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Saudi Arabia - 5.2% - (continued)
4,941	Riyad Bank	$27,337
10,392	SABIC Agri-Nutrients Co.	403,710
139,667	Saudi Arabian Oil Co.(2)	1,033,771
11,007	Saudi Awwal Bank	99,901
44,206	Saudi Investment Bank	156,174
69,781	Saudi National Bank	730,835
41,058	Saudi Telecom Co.	476,647
		5,514,221
	South Africa - 1.2%
649	Absa Group Ltd.(1)	9,056
88,419	FirstRand Ltd.	467,138
10,132	Gold Fields Ltd. ADR	430,407
3,520	Harmony Gold Mining Co. Ltd. ADR	55,510
4,394	MTN Group Ltd.	54,991
5,741	Standard Bank Group Ltd.	110,176
17,777	Vodacom Group Ltd.	150,423
		1,277,701
	South Korea - 11.5%
1,771	ABLBio, Inc.*	160,957
1,975	Hana Financial Group, Inc.	170,309
2,011	Hanmi Semiconductor Co. Ltd.	498,954
164	Hanwha Aerospace Co. Ltd.	156,680
941	HD Hyundai Co. Ltd.	196,993
313	HD Hyundai Electric Co. Ltd.	264,210
686	HYBE Co. Ltd.*	121,641
1,058	Hyundai Glovis Co. Ltd.	161,924
1,311	Hyundai Mobis Co. Ltd.	375,657
677	Hyundai Motor Co.	242,373
1,994	KB Financial Group, Inc.	215,775
5,910	Kia Corp.	604,866
11,079	Korea Electric Power Corp.	325,304
4,109	KT&G Corp.	493,955
3,766	LG Electronics, Inc.	357,760
1,450	NAVER Corp.	206,277
308	Samsung Biologics Co. Ltd.*(2)	305,259
395	Samsung C&T Corp.	79,495
3,137	Samsung Electro-Mechanics Co. Ltd.	1,759,698
6,870	Samsung Electronics Co. Ltd.	1,021,329
681	Samsung Fire & Marine Insurance Co. Ltd.	211,665
559	Samsung Life Insurance Co. Ltd.	94,034
1,423	Samsung SDI Co. Ltd.*	666,791
7,325	Samsung SDS Co. Ltd.	820,803
4,794	Shinhan Financial Group Co. Ltd.	322,897
1,427	SK Hynix, Inc.	1,237,272
13,041	SK Telecom Co. Ltd.	836,164
13,138	Woori Financial Group, Inc.	295,410
		12,204,452
	Taiwan - 20.9%
11,000	Accton Technology Corp.	791,554
62,000	ASE Technology Holding Co. Ltd.	935,347
3,000	ASPEED Technology, Inc.	1,559,911
18,000	Cathay Financial Holding Co. Ltd.	43,857
18,000	Chroma ATE, Inc.	1,204,374
100,000	Chunghwa Telecom Co. Ltd.	429,232
90,000	Compeq Manufacturing Co. Ltd.	694,504
109,000	CTBC Financial Holding Co. Ltd.	179,921
18,000	Delta Electronics, Inc.	1,229,939
8,000	Elite Material Co. Ltd.	1,147,564
6,000	Global Unichip Corp.	806,704
12,000	Gold Circuit Electronics Ltd.	526,440
26,224	Hon Hai Precision Industry Co. Ltd.	181,671
69,000	Hua Nan Financial Holdings Co. Ltd.	69,796
522,000	Innolux Corp.	394,575
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Taiwan - 20.9% - (continued)
5,000	Jentech Precision Industrial Co. Ltd.	$848,996
51,000	King Yuan Electronics Co. Ltd.	486,910
1,500	Largan Precision Co. Ltd.	119,065
84,245	Lite-On Technology Corp.	441,373
12,000	MediaTek, Inc.	988,496
7,000	MPI Corp.	1,088,071
52,000	Novatek Microelectronics Corp.	671,243
2,000	PharmaEssentia Corp.	41,724
10,000	Phison Electronics Corp.	599,662
17,000	Powerchip Semiconductor Manufacturing Corp.*	27,846
86,000	Powertech Technology, Inc.	550,995
47,000	Realtek Semiconductor Corp.	796,573
109,000	SinoPac Financial Holdings Co. Ltd.	106,473
73,000	Taiwan Mobile Co. Ltd.	256,892
2,782	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,101,839
49,000	Tripod Technology Corp.	693,604
151,000	TS Financial Holding Co. Ltd.	113,425
20,000	Unimicron Technology Corp.	557,370
493,000	United Microelectronics Corp.	1,202,762
87,000	Winbond Electronics Corp.	246,575
3,000	Wiwynn Corp.	442,645
55,776	Yageo Corp.	558,033
		22,135,961
	Thailand - 2.8%
78,889	Advanced Info Service PCL NVDR	822,832
635,700	Bangkok Dusit Medical Services PCL NVDR	356,878
5,000	Bumrungrad Hospital PCL NVDR	27,686
95,400	CP ALL PCL NVDR	127,307
100,700	Delta Electronics Thailand PCL NVDR	976,185
29,100	Kasikornbank PCL NVDR	173,185
111,300	Krung Thai Bank PCL NVDR	112,674
243,800	PTT PCL NVDR	263,639
28,800	SCB X PCL NVDR	115,739
		2,976,125
	Turkey - 2.7%
118,881	Akbank TAS	192,589
64,424	Aselsan Elektronik Sanayi Ve Ticaret AS	599,189
4,776	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	30,019
32,493	BIM Birlesik Magazalar AS	533,223
163,853	Enerjisa Enerji AS(2)	445,308
24,323	Kiler Holding AS*	55,068
395,741	Mavi Giyim Sanayi Ve Ticaret AS Class B(2)	379,409
7,226	Migros Ticaret AS	102,590
96,518	Turkiye Petrol Rafinerileri AS	578,876
		2,916,271
	United States - 0.3%
13,500	BeOne Medicines Ltd. Class H*	299,167
	Total Common Stocks (cost $85,951,060)	$103,864,582
PREFERRED STOCKS - 1.6%
	Brazil - 0.9%
1,632	Axia Energia SA (Preference Shares), 5.84%	$22,487
84,472	Itausa SA (Preference Shares)(5)	236,001
68,171	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)	671,530
		930,018
	Chile - 0.1%
36,469	Embotelladora Andina SA (Preference Shares)(5)	169,392

12

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.6% - (continued)
	Colombia - 0.6%
38,424	Grupo Cibest SA (Preference Shares)(5)		$661,145
	Total Preferred Stocks (cost $1,245,055)		$1,760,555
RIGHTS - 0.0%
	Chile - 0.0%
1,713	Parque Arauco SA Expires 06/02/2026*(4)		$—
	Total Rights (cost $—)		$—
	Total Long-Term Investments (cost $87,196,115)		$105,625,137
SHORT-TERM INVESTMENTS - 2.0%
	Securities Lending Collateral - 2.0%
2,118,210	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(6)		$2,118,210
	Total Short-Term Investments (cost $2,118,210)		$2,118,210
	Total Investments (cost $89,314,325)	101.6%	$107,743,347
	Other Assets and Liabilities	(1.6)%	(1,731,970)
	Net Assets	100.0%	$106,011,377
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$8,045,079, representing 7.6% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of this security was $373,410, representing 0.4% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	4	06/19/2026	$326,840	$9,778
Total futures contracts				$9,778
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$103,864,582	$103,770,486	$—	$94,096
Preferred Stocks	1,760,555	1,760,555	—	—
Rights	—	—	—	—
Short-Term Investments	2,118,210	2,118,210	—	—
Futures Contracts(2)	9,778	9,778	—	—
Total	$107,753,125	$107,659,029	$—	$94,096

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2026 is not presented.

13

Hartford Multifactor Small Cap ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 3.2%
25,759	Garrett Motion, Inc.	$659,688
258	LCI Industries	30,759
851	Patrick Industries, Inc.(1)	79,143
5,240	Phinia, Inc.	378,066
8,657	Standard Motor Products, Inc.	323,512
2,442	Strattec Security Corp.*	183,785
864	Visteon Corp.	96,517
		1,751,470
	Banks - 8.9%
2,418	Arrow Financial Corp.	89,103
2,112	Bankwell Financial Group, Inc.	109,233
2,154	Banner Corp.	144,124
351	Business First Bancshares, Inc.(1)	9,610
5,959	California BanCorp	111,374
2,292	Capital City Bank Group, Inc.	105,822
3,106	Cathay General Bancorp	174,029
2,945	Central Pacific Financial Corp.	98,010
1,704	CoastalSouth Bancshares, Inc.	43,537
1,836	Community Trust Bancorp, Inc.	119,211
1,687	Enterprise Financial Services Corp.	97,542
7,269	First BanCorp	176,491
656	First Commonwealth Financial Corp.	12,077
332	First Community Corp.	9,831
5,023	First Financial Bancorp	152,096
2,698	First Financial Corp.	177,178
3,689	First Hawaiian, Inc.	100,636
2,218	First Merchants Corp.	89,696
1,568	Franklin Financial Services Corp.(1)	88,357
7,546	Fulton Financial Corp.	162,918
8,114	Hanmi Financial Corp.	242,690
1,368	Hilltop Holdings, Inc.	51,533
285	HomeTrust Bancshares, Inc.	13,016
1,506	Independent Bank Corp.	50,014
173	International Bancshares Corp.	12,411
4,756	MVB Financial Corp.	124,274
2,025	National Bank Holdings Corp. Class A	86,468
913	NBT Bancorp, Inc.	39,889
1,195	Northeast Community Bancorp, Inc.	28,674
6,796	Northwest Bancshares, Inc.	93,989
6,581	OFG Bancorp	302,463
4,633	Peoples Bancorp, Inc.	159,375
2,691	Preferred Bank	254,918
4,245	S&T Bancorp, Inc.	187,332
9,550	Shore Bancshares, Inc.	184,315
1,790	South Plains Financial, Inc.	73,533
2,541	Stellar Bancorp, Inc.	95,440
395	Third Coast Bancshares, Inc.*	14,749
6,056	Towne Bank	215,351
1,214	TriCo Bancshares	61,028
6,692	TrustCo Bank Corp.	318,539
4,348	Univest Financial Corp.	165,181
365	WaFd, Inc.	12,921
		4,858,978
	Capital Goods - 6.0%
100	Alamo Group, Inc.	17,344
3,377	Apogee Enterprises, Inc.	122,923
136	Atkore, Inc.	10,628
1,991	Blue Bird Corp.*	127,643
14,455	DNOW, Inc.*	194,998
459	Douglas Dynamics, Inc.	21,174
564	DXP Enterprises, Inc.*	96,303
9,459	FreightCar America, Inc.*	77,942
4,680	Global Industrial Co.	154,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Capital Goods - 6.0% - (continued)
995	Greenbrier Cos., Inc.	$48,874
265	IES Holdings, Inc.*	170,681
9,801	Innovative Solutions & Support, Inc.*	215,622
6,986	Karat Packaging, Inc.	200,428
5,327	Kennametal, Inc.	206,208
331	LSI Industries, Inc.	8,047
4,395	Luxfer Holdings PLC	66,145
773	McGrath RentCorp	85,455
4,473	Miller Industries, Inc.	214,659
2,895	MSC Industrial Direct Co., Inc. Class A	296,072
933	Preformed Line Products Co.(1)	309,989
6,504	Rush Enterprises, Inc. Class A	481,491
2,010	Tennant Co.	166,911
		3,294,492
	Commercial & Professional Services - 6.5%
5,740	Barrett Business Services, Inc.	180,982
4,349	Brady Corp. Class A	355,835
4,918	Civeo Corp.*(1)	156,884
4,439	Concentrix Corp.	105,737
2,595	CSG Systems International, Inc.(1)	208,664
11,341	Deluxe Corp.	353,272
16,280	Ennis, Inc.	339,926
11,665	HNI Corp.	426,239
11,844	IBEX Holdings Ltd.*	328,671
1,246	ICF International, Inc.	89,288
5,179	Interface, Inc.	144,391
3,834	Kforce, Inc.	173,335
1,608	Korn Ferry	106,836
11,583	Mistras Group, Inc.*	218,687
568	Pitney Bowes, Inc.	8,781
19,924	Quad/Graphics, Inc.	148,235
2,845	Robert Half, Inc.	75,706
426	TriNet Group, Inc.	19,502
478	UniFirst Corp.	122,134
		3,563,105
	Consumer Discretionary Distribution & Retail - 4.2%
2,020	Academy Sports & Outdoors, Inc.	110,777
13,505	American Eagle Outfitters, Inc.	235,257
8,690	Buckle, Inc.	483,251
6,060	Build-A-Bear Workshop, Inc.(1)	223,856
873	Dillard's, Inc. Class A(1)	496,929
8,264	Haverty Furniture Cos., Inc.	182,965
7,774	J Jill, Inc.(1)	99,041
7,743	Kohl's Corp.	109,718
219	Penske Automotive Group, Inc.	37,563
3,063	Sally Beauty Holdings, Inc.*	43,433
372	Shoe Carnival, Inc.	6,889
1,031	Signet Jewelers Ltd.	91,790
9,344	Upbound Group, Inc.	184,638
		2,306,107
	Consumer Durables & Apparel - 3.8%
2,214	Acushnet Holdings Corp.	214,360
6,984	Carter's, Inc.	252,262
2,039	Columbia Sportswear Co.	124,216
24,210	Cricut, Inc. Class A	104,345
10,943	Ethan Allen Interiors, Inc.	233,524
1,383	Flexsteel Industries, Inc.	76,480
3,297	G-III Apparel Group Ltd.	102,833
7,711	La-Z-Boy, Inc.	267,880
15,199	Leggett & Platt, Inc.	165,213
6,651	Levi Strauss & Co. Class A	148,184
5,444	Movado Group, Inc.	148,295
3,043	Smith & Wesson Brands, Inc.	47,288

14

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Durables & Apparel - 3.8% - (continued)
3,106	Steven Madden Ltd.	$116,661
1,846	Sturm Ruger & Co., Inc.	80,080
		2,081,621
	Consumer Services - 2.1%
16,688	ADT, Inc.	125,661
51	Graham Holdings Co. Class B	57,248
7,862	Laureate Education, Inc.*	236,607
288	Nathan's Famous, Inc.	28,909
14,184	Perdoceo Education Corp.	481,405
2,746	Strategic Education, Inc.	215,286
186	Stride, Inc.*	18,072
		1,163,188
	Consumer Staples Distribution & Retail - 2.4%
4,014	Ingles Markets, Inc. Class A	367,161
2,371	PriceSmart, Inc.	372,057
4,318	Village Super Market, Inc. Class A	186,063
5,557	Weis Markets, Inc.	389,990
		1,315,271
	Energy - 3.7%
5,460	California Resources Corp.	372,700
14,934	Granite Ridge Resources, Inc.	90,052
3,628	International Seaways, Inc.	300,943
10,826	Liberty Energy, Inc.	365,810
3,458	Northern Oil & Gas, Inc.	93,919
2,098	Peabody Energy Corp.	55,933
1,036	PrimeEnergy Resources Corp.*	229,567
5,922	Ranger Energy Services, Inc. Class A	103,398
1,186	Riley Exploration Permian, Inc.	42,898
3,927	SandRidge Energy, Inc.	61,065
49,655	VAALCO Energy, Inc.	326,233
		2,042,518
	Equity Real Estate Investment Trusts (REITs) - 4.9%
1,121	American Assets Trust, Inc. REIT	23,250
21,869	Apple Hospitality, Inc. REIT	294,575
7,726	Broadstone Net Lease, Inc. REIT	152,975
1,933	CBL & Associates Properties, Inc. REIT	87,024
998	COPT Defense Properties REIT	31,187
3,829	CTO Realty Growth, Inc. REIT	77,537
3,227	DiamondRock Hospitality Co. REIT	32,915
604	EPR Properties REIT	33,709
7,531	Farmland Partners, Inc. REIT	80,958
879	Four Corners Property Trust, Inc. REIT	22,476
4,574	Getty Realty Corp. REIT	151,491
2,825	Highwoods Properties, Inc. REIT	68,676
1,359	Innovative Industrial Properties, Inc. REIT	73,726
6,457	LTC Properties, Inc. REIT	246,787
689	LXP Industrial Trust REIT	35,084
1,384	National Health Investors, Inc. REIT	106,443
4,564	NETST Corp. REIT(1)	93,881
1,012	One Liberty Properties, Inc. REIT	22,983
10,284	Outfront Media, Inc. REIT	317,261
965	Park Hotels & Resorts, Inc. REIT	11,069
2,417	Postal Realty Trust, Inc. Class A, REIT	52,884
13,518	Rayonier, Inc. REIT	286,717
8,099	RLJ Lodging Trust REIT	66,736
5,865	SITE Centers Corp. REIT	32,199
10,336	Sunstone Hotel Investors, Inc. REIT	101,499
6,041	Urban Edge Properties REIT	132,419
2,611	Whitestone REIT	49,452
		2,685,913
	Financial Services - 3.4%
3,772	Bread Financial Holdings, Inc.	319,790
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Financial Services - 3.4% - (continued)
7,672	Chicago Atlantic Real Estate Finance, Inc. REIT	$91,373
35,899	DeFi Development Corp.*	157,596
4,442	Enact Holdings, Inc.	189,807
9,737	EZCORP, Inc. Class A*(1)	319,179
4,378	Federated Hermes, Inc.	254,318
1,212	Oppenheimer Holdings, Inc. Class A	138,750
1,042	Radian Group, Inc.	37,335
36,534	Western Union Co.	332,094
		1,840,242
	Food, Beverage & Tobacco - 2.6%
5,258	Cal-Maine Foods, Inc.	406,233
14,982	Flowers Foods, Inc.	135,737
5,182	Fresh Del Monte Produce, Inc.	217,074
1,422	John B Sanfilippo & Son, Inc.	116,305
4,262	Pilgrim's Pride Corp.	141,072
37	Seaboard Corp.	210,379
4,077	Universal Corp.	218,446
		1,445,246
	Health Care Equipment & Services - 9.4%
1,023	Acadia Healthcare Co., Inc.*	26,491
2,153	Addus HomeCare Corp.*	208,604
8,035	Ardent Health, Inc.*	78,422
11,503	BrightSpring Health Services, Inc.*	551,799
4,486	Castle Biosciences, Inc.*	109,862
6,846	Concentra Group Holdings Parent, Inc.	153,830
2,154	CONMED Corp.	78,966
756	CorVel Corp.*	43,440
635	DaVita, Inc.*	98,514
6,115	Electromed, Inc.*	157,217
24,447	Embecta Corp.	223,690
2,928	Guardian Pharmacy Services, Inc. Class A*	108,629
5,836	Haemonetics Corp.*	350,685
6,663	HealthStream, Inc.	138,324
2,277	iRadimed Corp.	189,993
1,435	LeMaitre Vascular, Inc.	157,491
3,208	National HealthCare Corp.	555,914
11,133	NRC Health(1)	183,249
68	Nutex Health, Inc.*	8,106
1,708	Omnicell, Inc.*	70,745
2,289	PACS Group, Inc.*	76,796
24,946	Pediatrix Medical Group, Inc.*	561,534
3,458	Pro-Dex, Inc.*	173,384
13,491	Select Medical Holdings Corp.	221,387
16,869	Tactile Systems Technology, Inc.*	388,324
3,701	TruBridge, Inc.*(1)	95,116
15,237	Viemed Healthcare, Inc.*	151,760
		5,162,272
	Household & Personal Products - 0.2%
1,067	Nature's Sunshine Products, Inc.*	28,980
1,292	Oil-Dri Corp. of America	94,251
		123,231
	Insurance - 6.4%
1,045	Assured Guaranty Ltd.	85,586
2,390	Brighthouse Financial, Inc.*	148,801
6,467	CNO Financial Group, Inc.	287,458
13,947	Donegal Group, Inc. Class A(1)	234,589
6,845	Employers Holdings, Inc.(1)	288,311
17,891	Genworth Financial, Inc.*	157,262
6,084	Hamilton Insurance Group Ltd. Class B	199,373
321	HCI Group, Inc.	49,296
3,768	Horace Mann Educators Corp.	171,218
3,934	Kemper Corp.	132,537

15

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 6.4% - (continued)
4,282	Mercury General Corp.	$416,681
3,190	Safety Insurance Group, Inc.	239,760
11,742	SiriusPoint Ltd.*	274,880
9,736	United Fire Group, Inc.	392,556
10,956	Universal Insurance Holdings, Inc.	434,186
		3,512,494
	Materials - 3.0%
1,611	Cabot Corp.	123,983
5,588	Constellium SE*	174,793
1,603	Graphic Packaging Holding Co.	15,277
4,105	Greif, Inc. Class A	267,810
623	Hawkins, Inc.	104,321
538	Kaiser Aluminum Corp.	91,691
6,400	Myers Industries, Inc.	131,904
1,108	Sensient Technologies Corp.	125,913
30,126	SunCoke Energy, Inc.	205,459
9,675	Sylvamo Corp.	413,413
		1,654,564
	Media & Entertainment - 2.9%
5,731	John Wiley & Sons, Inc. Class A	234,570
8,740	Scholastic Corp.	352,746
24,700	Shutterstock, Inc.	399,399
21,951	Taboola.com Ltd.*	82,536
16,133	USA TODAY Co., Inc.*	116,641
14,226	Yelp, Inc.*	392,638
		1,578,530
	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
13,607	ACADIA Pharmaceuticals, Inc.*	305,477
10,750	Amneal Pharmaceuticals, Inc.*	138,352
15,928	Aurinia Pharmaceuticals, Inc.*	245,052
21,007	Catalyst Pharmaceuticals, Inc.*	590,927
11,824	Collegium Pharmaceutical, Inc.*	398,823
17,136	Harmony Biosciences Holdings, Inc.*	535,671
16,076	Indivior Pharmaceuticals, Inc.*	591,275
13,144	Innoviva, Inc.*	302,181
3,440	Kiniksa Pharmaceuticals International PLC*	185,003
1,131	Mirum Pharmaceuticals, Inc.*	110,058
46,579	Organon & Co.	617,172
1,091	Pacira BioSciences, Inc.*	27,810
2,315	Perrigo Co. PLC	27,410
9,637	Phibro Animal Health Corp. Class A	512,496
1,302	Prestige Consumer Healthcare, Inc.*	73,329
917	Protagonist Therapeutics, Inc.*	90,755
52,608	Puma Biotechnology, Inc.*	395,086
32,696	SIGA Technologies, Inc.	150,402
7,842	Supernus Pharmaceuticals, Inc.*	376,416
		5,673,695
	Real Estate Management & Development - 0.4%
309	Forestar Group, Inc.*	8,732
10,307	RMR Group, Inc. Class A	183,568
		192,300
	Semiconductors & Semiconductor Equipment - 0.7%
1,466	Axcelis Technologies, Inc.*	203,935
3,839	Photronics, Inc.*	189,954
		393,889
	Software & Services - 3.9%
14,879	A10 Networks, Inc.	396,972
3,711	Adeia, Inc.	118,195
5,894	Clear Secure, Inc. Class A	314,681
1,748	Dolby Laboratories, Inc. Class A	112,117
29,268	eGain Corp.*	221,266
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 3.9% - (continued)
7,751	Hackett Group, Inc.		$100,065
25,598	Information Services Group, Inc.(1)		104,440
18,943	OneSpan, Inc.		219,360
1,341	Progress Software Corp.*		37,347
33,810	Rimini Street, Inc.*(1)		115,292
14,120	Teradata Corp.*		372,062
			2,111,797
	Technology Hardware & Equipment - 6.5%
1,191	Bel Fuse, Inc. Class B(1)		328,525
5,630	Benchmark Electronics, Inc.		461,941
2,313	BK Technologies Corp.*		222,881
3,964	Crane NXT Co.(1)		177,112
3,893	Diebold Nixdorf, Inc.*(1)		299,021
4,022	ePlus, Inc.		340,623
8,842	Frequency Electronics, Inc.*		443,515
51,571	Immersion Corp.(1)		316,130
2,928	M-Tron Industries, Inc.*(1)		195,532
600	Napco Security Technologies, Inc.		28,050
7,786	NetScout Systems, Inc.*		262,388
387	OSI Systems, Inc.*(1)		111,038
4,471	PC Connection, Inc.		284,982
911	ScanSource, Inc.*		37,460
671	Vishay Precision Group, Inc.*		40,542
			3,549,740
	Telecommunication Services - 0.9%
7,309	IDT Corp. Class B		366,547
12,541	Spok Holdings, Inc.		134,063
			500,610
	Transportation - 1.2%
2,479	Covenant Logistics Group, Inc.		86,418
4,240	Genco Shipping & Trading Ltd.		102,778
1,589	Hub Group, Inc. Class A		69,646
1,147	Matson, Inc.		200,071
6,432	Schneider National, Inc. Class B		199,971
305	Werner Enterprises, Inc.		11,245
			670,129
	Utilities - 2.2%
5,920	Avista Corp.		243,312
2,256	Clearway Energy, Inc. Class C		91,052
841	Consolidated Water Co. Ltd.		26,954
15,251	MDU Resources Group, Inc.		343,605
2,011	Northwest Natural Holding Co.		106,583
2,532	Northwestern Energy Group, Inc.		183,165
1,626	Otter Tail Corp.		145,104
1,199	Unitil Corp.		62,900
			1,202,675
	Total Common Stocks (cost $47,646,754)		$54,674,077
SHORT-TERM INVESTMENTS - 5.0%
	Securities Lending Collateral - 5.0%
2,750,239	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$2,750,239
	Total Short-Term Investments (cost $2,750,239)		$2,750,239
	Total Investments (cost $50,396,993)	104.7%	$57,424,316
	Other Assets and Liabilities	(4.7)%	(2,599,252)
	Net Assets	100.0%	$54,825,064

16

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	06/18/2026	$140,390	$15,556
Total futures contracts				$15,556
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$54,674,077	$54,674,077	$—	$—
Short-Term Investments	2,750,239	2,750,239	—	—
Futures Contracts(2)	15,556	15,556	—	—
Total	$57,439,872	$57,439,872	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

17

Hartford Multifactor US Equity ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.6%
13,524	Autoliv, Inc.	$1,567,837
40,732	Ford Motor Co.	492,043
14,761	General Motors Co.	1,134,973
4,833	Gentex Corp.	111,691
		3,306,544
	Banks - 0.8%
13,044	Citigroup, Inc.	1,669,371
7,878	M&T Bank Corp.	1,722,367
1,513	PNC Financial Services Group, Inc.	337,399
15,172	U.S. Bancorp	859,646
		4,588,783
	Capital Goods - 7.1%
14,745	A.O. Smith Corp.	911,831
21,980	Atmus Filtration Technologies, Inc.	1,393,532
1,592	Caterpillar, Inc.	1,417,055
403	Comfort Systems USA, Inc.	741,621
4,316	Cummins, Inc.	2,896,079
28,882	Donaldson Co., Inc.	2,546,526
2,545	Dycom Industries, Inc.*	1,053,885
3,652	EMCOR Group, Inc.	3,256,379
7,775	EnerSys	1,658,096
54,596	Fastenal Co.	2,452,998
11,727	Ferguson Enterprises, Inc.	3,139,435
3,226	General Dynamics Corp.	1,110,712
1,562	Honeywell International, Inc.	334,783
7,086	Illinois Tool Works, Inc.	1,828,259
2,705	L3Harris Technologies, Inc.	867,088
3,340	Lockheed Martin Corp.	1,730,020
17,978	Mueller Industries, Inc.	2,434,761
3,753	Northrop Grumman Corp.	2,174,788
17,365	Otis Worldwide Corp.	1,352,386
2,271	Rockwell Automation, Inc.	928,635
3,041	RTX Corp.	535,429
2,620	Snap-on, Inc.	1,004,508
11,842	Toro Co.	1,127,003
1,843	Trane Technologies PLC	907,751
2,001	Watts Water Technologies, Inc. Class A	600,620
2,920	WW Grainger, Inc.	3,391,142
		41,795,322
	Commercial & Professional Services - 2.2%
1,186	Booz Allen Hamilton Holding Corp.	92,235
3,248	CACI International, Inc. Class A*	1,687,466
7,334	Cintas Corp.	1,281,323
6,213	FTI Consulting, Inc.*	1,113,991
6,001	Leidos Holdings, Inc.	895,469
28,164	Maximus, Inc.	1,848,122
2,952	Republic Services, Inc.	617,618
35,025	Rollins, Inc.	1,951,943
23,770	UL Solutions, Inc. Class A	2,150,947
3,965	Veralto Corp.	349,713
4,675	Waste Management, Inc.	1,087,171
		13,075,998
	Consumer Discretionary Distribution & Retail - 5.8%
624	Abercrombie & Fitch Co. Class A*	53,258
5,969	Amazon.com, Inc.*	1,582,143
389	AutoZone, Inc.*	1,440,868
13,765	Best Buy Co., Inc.	832,645
28,802	eBay, Inc.	2,980,431
23,664	Gap, Inc.	581,898
2,699	Genuine Parts Co.	289,414
2,550	Home Depot, Inc.	838,440
35,772	LKQ Corp.	1,129,680
8,504	Lowe's Cos., Inc.	2,030,670
234,904	Macy's, Inc.	4,592,373
9,042	Murphy USA, Inc.	5,316,696
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Discretionary Distribution & Retail - 5.8% - (continued)
20,011	O'Reilly Automotive, Inc.*	$1,989,093
18,760	Ross Stores, Inc.	4,273,340
22,557	TJX Cos., Inc.	3,535,810
5,731	Ulta Beauty, Inc.*	3,080,298
		34,547,057
	Consumer Durables & Apparel - 0.3%
1,282	Hasbro, Inc.	122,867
3,337	Ralph Lauren Corp.	1,196,781
2,946	Tapestry, Inc.	427,288
		1,746,936
	Consumer Services - 1.8%
4,124	Booking Holdings, Inc.	694,317
1,555	Domino's Pizza, Inc.	527,798
6,908	Expedia Group, Inc.	1,715,740
89,260	H&R Block, Inc.	2,832,220
5,564	McDonald's Corp.	1,633,535
19,325	Yum! Brands, Inc.	3,085,236
		10,488,846
	Consumer Staples Distribution & Retail - 3.1%
203,134	Albertsons Cos., Inc. Class A	3,422,808
2,403	Casey's General Stores, Inc.	1,975,626
21,966	Dollar General Corp.	2,545,420
51,703	Kroger Co.	3,519,423
34,040	Sysco Corp.	2,543,128
8,626	Target Corp.	1,119,224
24,859	Walmart, Inc.	3,279,648
		18,405,277
	Energy - 2.7%
68,154	APA Corp.	2,775,912
3,912	Baker Hughes Co.	272,549
1,340	Chevron Corp.	259,035
18,175	ConocoPhillips	2,286,051
30,435	Coterra Energy, Inc.	1,092,921
13,929	Devon Energy Corp.	715,533
605	Diamondback Energy, Inc.	124,406
21,231	EOG Resources, Inc.	2,984,442
3,353	Expand Energy Corp.	342,509
17,848	Exxon Mobil Corp.	2,754,482
16,909	Halliburton Co.	715,251
27,427	Magnolia Oil & Gas Corp. Class A	829,392
6,111	Permian Resources Corp. Class A	132,120
736	Valero Energy Corp.	185,899
6,557	Weatherford International PLC	723,565
		16,194,067
	Equity Real Estate Investment Trusts (REITs) - 2.1%
1,145	Agree Realty Corp. REIT	88,291
41,505	CareTrust, Inc. REIT	1,637,372
1,800	Gaming & Leisure Properties, Inc. REIT	87,228
15,650	Host Hotels & Resorts, Inc. REIT	330,684
3,818	Lamar Advertising Co. Class A, REIT	526,273
12,147	NNN, Inc. REIT	531,917
30,533	Omega Healthcare Investors, Inc. REIT	1,434,135
475	Public Storage REIT	143,664
28,082	Realty Income Corp. REIT	1,803,988
28,845	Sabra Health Care, Inc. REIT	595,938
3,106	Simon Property Group, Inc. REIT	632,723
14,101	Ventas, Inc. REIT	1,238,914
81,514	VICI Properties, Inc. REIT	2,380,209
5,334	Welltower, Inc. REIT	1,159,292
		12,590,628
	Financial Services - 4.2%
26,782	Bank of New York Mellon Corp.	3,598,697
3,253	Berkshire Hathaway, Inc. Class B*	1,540,621
8,968	Cboe Global Markets, Inc.	2,691,207

18

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Financial Services - 4.2% - (continued)
4,274	CME Group, Inc.	$1,230,143
7,218	Essent Group Ltd.	436,833
7,545	FirstCash Holdings, Inc.	1,646,470
12,134	Interactive Brokers Group, Inc. Class A	964,653
13,231	Jack Henry & Associates, Inc.	2,034,266
1,802	Mastercard, Inc. Class A	906,262
15,810	MGIC Investment Corp.	418,649
1,080	Moody's Corp.	498,798
2,626	MSCI, Inc.	1,553,043
18,717	Northern Trust Corp.	3,113,386
1,168	SEI Investments Co.	105,914
22,632	State Street Corp.	3,459,075
3,612	T. Rowe Price Group, Inc.	371,602
1,177	Visa, Inc. Class A	388,222
		24,957,841
	Food, Beverage & Tobacco - 2.2%
46,644	Altria Group, Inc.	3,388,687
16,101	Coca-Cola Co.	1,268,115
7,094	Coca-Cola Consolidated, Inc.	1,454,767
6,987	Hershey Co.	1,297,765
22,467	Monster Beverage Corp.*	1,731,532
14,692	PepsiCo, Inc.	2,328,535
10,836	Philip Morris International, Inc.	1,788,698
		13,258,099
	Health Care Equipment & Services - 3.9%
8,941	Abbott Laboratories	811,753
1,553	Becton Dickinson & Co.	231,459
10,519	Cardinal Health, Inc.	2,028,905
4,677	Cencora, Inc.	1,440,563
1,822	Chemed Corp.	774,314
4,192	Cigna Group	1,218,111
3,007	Edwards Lifesciences Corp.*	251,084
12,113	Elevance Health, Inc.	4,559,575
6,439	HCA Healthcare, Inc.	2,797,424
3,912	Humana, Inc.	924,953
1,410	IDEXX Laboratories, Inc.*	790,728
2,061	McKesson Corp.	1,680,127
20,448	Medtronic PLC	1,655,675
3,183	Quest Diagnostics, Inc.	618,139
2,059	ResMed, Inc.	440,235
7,316	UnitedHealth Group, Inc.	2,710,432
		22,933,477
	Household & Personal Products - 0.8%
32,693	Colgate-Palmolive Co.	2,790,674
8,070	Kimberly-Clark Corp.	794,330
8,241	Procter & Gamble Co.	1,212,169
		4,797,173
	Insurance - 5.8%
17,059	Aflac, Inc.	1,939,097
15,146	Allstate Corp.	3,290,620
1,199	American Financial Group, Inc.	159,791
29,012	American International Group, Inc.	2,170,098
29,114	Arch Capital Group Ltd.*	2,750,108
4,854	Assurant, Inc.	1,146,855
15,260	Axis Capital Holdings Ltd.	1,532,257
10,213	Chubb Ltd.	3,339,651
2,945	Cincinnati Financial Corp.	481,802
10,252	First American Financial Corp.	718,973
6,551	Hanover Insurance Group, Inc.	1,229,557
13,139	Loews Corp.	1,479,583
133	Markel Group, Inc.*	235,738
4,394	MetLife, Inc.	351,959
45,093	Old Republic International Corp.	1,801,465
10,090	Progressive Corp.	2,030,915
18,447	Prudential Financial, Inc.	1,809,835
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 5.8% - (continued)
8,017	RenaissanceRe Holdings Ltd.	$2,460,978
11,277	Selective Insurance Group, Inc.	946,704
11,512	Travelers Cos., Inc.	3,512,772
2,640	Unum Group	212,203
2,467	W.R. Berkley Corp.	164,870
1,965	Willis Towers Watson PLC	503,433
		34,269,264
	Materials - 2.5%
6,168	Avery Dennison Corp.	1,011,120
14,866	CF Industries Holdings, Inc.	1,846,357
6,999	CRH PLC	828,822
6,819	Crown Holdings, Inc.	670,376
5,581	Ecolab, Inc.	1,454,409
321	Linde PLC	160,866
1,603	NewMarket Corp.	1,083,019
31,874	Newmont Corp.	3,540,883
2,529	PPG Industries, Inc.	274,396
6,099	Reliance, Inc.	2,210,887
4,681	Sherwin-Williams Co.	1,505,456
		14,586,591
	Media & Entertainment - 6.1%
24,133	Alphabet, Inc. Class A	9,286,378
27,432	Electronic Arts, Inc.	5,551,414
68,048	Fox Corp. Class A	4,320,368
53,706	Match Group, Inc.	2,009,679
5,266	Meta Platforms, Inc. Class A	3,222,318
6,513	Netflix, Inc.*	609,682
64,896	New York Times Co. Class A	5,128,731
22,201	News Corp. Class A	584,330
5,603	Nexstar Media Group, Inc.	1,166,208
4,719	Omnicom Group, Inc.	362,042
9,011	Take-Two Interactive Software, Inc.*	1,926,191
1,435	Walt Disney Co.	148,881
58,897	Warner Bros Discovery, Inc.*	1,593,164
		35,909,386
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
6,247	AbbVie, Inc.	1,320,116
10,871	Alkermes PLC*	366,461
5,630	Amgen, Inc.	1,949,388
2,368	Axsome Therapeutics, Inc.*	491,952
3,630	Biogen, Inc.*	687,086
60,412	Bristol-Myers Squibb Co.	3,660,363
1,424	Eli Lilly & Co.	1,330,870
44,612	Exelixis, Inc.*	1,983,450
35,132	Gilead Sciences, Inc.	4,596,671
25,716	Incyte Corp.*	2,449,963
21,708	Johnson & Johnson	4,989,584
49,476	Merck & Co., Inc.	5,401,790
8,134	Natera, Inc.*	1,676,905
77,247	Pfizer, Inc.	2,062,495
22,626	PTC Therapeutics, Inc.*	1,472,048
2,102	Regeneron Pharmaceuticals, Inc.	1,486,240
4,442	United Therapeutics Corp.*	2,537,937
2,214	Vertex Pharmaceuticals, Inc.*	946,219
1,978	Zoetis, Inc.	227,411
		39,636,949
	Semiconductors & Semiconductor Equipment - 8.6%
2,186	Advanced Micro Devices, Inc.*	774,915
12,152	Amkor Technology, Inc.	847,602
1,022	Analog Devices, Inc.	411,110
12,836	Applied Materials, Inc.	5,063,674
6,247	Broadcom, Inc.	2,607,685
19,567	Cirrus Logic, Inc.*	3,190,986
4,256	First Solar, Inc.*	859,244
3,308	KLA Corp.	5,790,158

19

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Semiconductors & Semiconductor Equipment - 8.6% - (continued)
21,010	Lam Research Corp.	$5,417,639
5,996	MACOM Technology Solutions Holdings, Inc.*	1,688,534
6,332	Micron Technology, Inc.	3,274,657
1,934	Monolithic Power Systems, Inc.	3,122,269
20,307	NVIDIA Corp.	4,052,668
2,906	NXP Semiconductors NV	853,172
22,413	QUALCOMM, Inc.	4,024,926
2,001	Rambus, Inc.*	230,335
10,513	Skyworks Solutions, Inc.	737,697
12,947	Teradyne, Inc.	4,446,906
12,586	Texas Instruments, Inc.	3,537,673
		50,931,850
	Software & Services - 10.2%
20,383	Accenture PLC Class A	3,642,646
11,610	Adobe, Inc.*	2,857,221
21,064	Akamai Technologies, Inc.*	2,169,171
8,297	Autodesk, Inc.*	1,966,389
7,583	Cadence Design Systems, Inc.*	2,499,281
96,224	Cognizant Technology Solutions Corp. Class A	5,090,250
2,224	Crowdstrike Holdings, Inc. Class A*	991,348
3,885	Datadog, Inc. Class A*	513,558
135,410	Dropbox, Inc. Class A*	3,289,109
4,947	EPAM Systems, Inc.*	562,870
2,088	Fair Isaac Corp.*	2,140,200
52,802	Fortinet, Inc.*	4,451,737
11,038	Gartner, Inc.*	1,639,033
8,164	GoDaddy, Inc. Class A*	708,553
12,922	InterDigital, Inc.	3,832,148
19,338	International Business Machines Corp.	4,466,691
5,500	Intuit, Inc.	2,136,750
5,090	Manhattan Associates, Inc.*	701,860
11,402	Microsoft Corp.	4,649,507
771	MongoDB, Inc.*	193,390
632	PTC, Inc.*	86,142
10,939	Qualys, Inc.*	950,927
1,194	Roper Technologies, Inc.	423,643
9,562	Salesforce, Inc.	1,687,980
4,132	ServiceNow, Inc.*	364,897
16,938	VeriSign, Inc.	4,550,563
6,971	Workday, Inc. Class A*	853,250
32,313	Zoom Communications, Inc.*	3,139,208
		60,558,322
	Technology Hardware & Equipment - 13.7%
2,751	Advanced Energy Industries, Inc.	1,056,136
33,440	Amphenol Corp. Class A	4,924,709
19,874	Apple, Inc.	5,392,810
5,960	Arista Networks, Inc.*	1,029,352
6,657	Arrow Electronics, Inc.*	1,250,384
33,997	Avnet, Inc.	2,805,092
2,290	Belden, Inc.	257,579
13,389	CDW Corp.	1,833,088
12,051	Ciena Corp.*	6,357,867
70,691	Cisco Systems, Inc.	6,468,226
26,611	Corning, Inc.	4,370,591
17,303	Dell Technologies, Inc. Class C	3,615,462
4,044	F5, Inc.*	1,309,852
2,743	Flex Ltd.*	251,122
165,955	HP, Inc.	3,461,821
3,256	Jabil, Inc.	1,098,867
5,915	Keysight Technologies, Inc.*	2,069,718
5,959	Motorola Solutions, Inc.	2,616,180
30,686	NetApp, Inc.	3,399,088
5,290	Plexus Corp.*	1,325,568
3,406	Sanmina Corp.*	741,895
10,712	Seagate Technology Holdings PLC	7,216,032
9,917	TD SYNNEX Corp.	2,262,861
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 13.7% - (continued)
15,796	TE Connectivity PLC		$3,343,381
3,241	Teledyne Technologies, Inc.*		2,093,200
63,952	Viavi Solutions, Inc.*		3,351,085
32,426	Vontier Corp.		1,163,445
14,199	Western Digital Corp.		6,169,749
			81,235,160
	Telecommunication Services - 2.5%
132,157	AT&T, Inc.		3,453,262
92,666	Comcast Corp. Class A		2,505,689
14,917	T-Mobile U.S., Inc.		2,916,274
118,041	Verizon Communications, Inc.		5,669,509
			14,544,734
	Transportation - 1.9%
24,405	CH Robinson Worldwide, Inc.		4,437,073
9,709	Expeditors International of Washington, Inc.		1,435,864
7,866	FedEx Corp.		3,172,436
6,217	Landstar System, Inc.		1,144,363
623	Ryder System, Inc.		158,099
10,126	United Parcel Service, Inc. Class B		1,101,709
			11,449,544
	Utilities - 4.0%
8,265	Ameren Corp.		939,317
14,774	American Electric Power Co., Inc.		2,025,663
2,576	Black Hills Corp.		193,947
22,941	Consolidated Edison, Inc.		2,557,692
6,099	DTE Energy Co.		925,157
11,379	Duke Energy Corp.		1,474,149
25,228	Edison International		1,753,094
6,852	Entergy Corp.		807,919
3,582	Evergy, Inc.		296,733
37,219	Exelon Corp.		1,711,702
15,042	FirstEnergy Corp.		714,796
15,871	National Fuel Gas Co.		1,339,195
14,833	NextEra Energy, Inc.		1,451,854
3,764	NRG Energy, Inc.		585,603
19,724	PG&E Corp.		327,813
33,014	Portland General Electric Co.		1,714,417
3,032	Public Service Enterprise Group, Inc.		247,593
13,135	Southern Co.		1,270,155
27,150	UGI Corp.		979,844
10,051	WEC Energy Group, Inc.		1,185,415
14,236	Xcel Energy, Inc.		1,180,876
			23,682,934
	Total Common Stocks (cost $483,603,068)		$589,490,782
	Total Investments (cost $483,603,068)	99.6%	$589,490,782
	Other Assets and Liabilities	0.4%	2,088,887
	Net Assets	100.0%	$591,579,669
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

20

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	5	06/18/2026	$1,810,938	$138,019
Total futures contracts				$138,019
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$589,490,782	$589,490,782	$—	$—
Futures Contracts(2)	138,019	138,019	—	—
Total	$589,628,801	$589,628,801	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

21

Hartford US Quality Growth ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.3%
2,916	Tesla, Inc.*	$1,112,833
	Banks - 2.0%
3,025	JP Morgan Chase & Co.	947,521
	Capital Goods - 5.1%
1,293	A.O. Smith Corp.	79,959
277	Builders FirstSource, Inc.*	21,908
31	Comfort Systems USA, Inc.	57,048
584	Donaldson Co., Inc.	51,491
165	EMCOR Group, Inc.	147,126
8,347	Fastenal Co.	375,031
1,523	Ferguson Enterprises, Inc.	407,722
569	Illinois Tool Works, Inc.	146,808
163	Lennox International, Inc.	87,187
1,867	Masco Corp.	134,088
1,124	Otis Worldwide Corp.	87,537
170	Rockwell Automation, Inc.	69,515
300	SiteOne Landscape Supply, Inc.*	37,815
873	Toro Co.	83,083
340	Trane Technologies PLC	167,464
424	WW Grainger, Inc.	492,412
		2,446,194
	Commercial & Professional Services - 1.3%
1,463	Cintas Corp.	255,601
3,133	Rollins, Inc.	174,602
2,301	UL Solutions, Inc. Class A	208,217
		638,420
	Consumer Discretionary Distribution & Retail - 9.4%
1,576	Abercrombie & Fitch Co. Class A*	134,512
9,769	Amazon.com, Inc.*	2,589,371
25	AutoZone, Inc.*	92,601
1,398	Bath & Body Works, Inc.	27,177
215	Best Buy Co., Inc.	13,005
896	eBay, Inc.	92,718
614	Etsy, Inc.*	39,505
3,151	Gap, Inc.	77,483
528	Home Depot, Inc.	173,606
1,058	Lowe's Cos., Inc.	252,640
8,039	Macy's, Inc.	157,162
1,143	O'Reilly Automotive, Inc.*	113,614
288	Ross Stores, Inc.	65,604
1,714	TJX Cos., Inc.	268,670
471	Ulta Beauty, Inc.*	253,153
2,310	Wayfair, Inc. Class A*	147,678
222	Williams-Sonoma, Inc.	40,229
		4,538,728
	Consumer Durables & Apparel - 0.5%
419	Deckers Outdoor Corp.*	42,822
345	Lululemon Athletica, Inc.*	47,507
540	NIKE, Inc. Class B	23,954
192	Ralph Lauren Corp.	68,859
535	Tapestry, Inc.	77,596
		260,738
	Consumer Services - 1.4%
2,005	Booking Holdings, Inc.	337,562
25	Domino's Pizza, Inc.	8,485
921	Expedia Group, Inc.	228,749
404	H&R Block, Inc.	12,819
611	Yum! Brands, Inc.	97,546
		685,161
	Consumer Staples Distribution & Retail - 3.3%
2,702	Albertsons Cos., Inc. Class A	45,529
102	Costco Wholesale Corp.	103,482
705	Dollar General Corp.	81,695
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Staples Distribution & Retail - 3.3% - (continued)
2,372	Kroger Co.	$161,462
1,978	Sysco Corp.	147,776
1,084	Target Corp.	140,649
7,073	Walmart, Inc.	933,141
		1,613,734
	Energy - 4.2%
6,739	APA Corp.	274,479
416	ConocoPhillips	52,325
2,077	EOG Resources, Inc.	291,964
5,982	Exxon Mobil Corp.	923,202
5,255	Magnolia Oil & Gas Corp. Class A	158,911
274	Texas Pacific Land Corp.	121,566
1,661	Weatherford International PLC	183,291
		2,005,738
	Financial Services - 4.8%
1,820	Berkshire Hathaway, Inc. Class B*	861,952
1,393	Block, Inc.*	98,220
323	Mastercard, Inc. Class A	162,443
57	Moody's Corp.	26,326
271	MSCI, Inc.	160,272
1,655	Toast, Inc. Class A*	47,201
2,893	Visa, Inc. Class A	954,227
		2,310,641
	Food, Beverage & Tobacco - 0.8%
1,845	Altria Group, Inc.	134,039
288	Monster Beverage Corp.*	22,196
1,050	PepsiCo, Inc.	166,415
456	Philip Morris International, Inc.	75,272
		397,922
	Health Care Equipment & Services - 0.6%
532	IDEXX Laboratories, Inc.*	298,346
	Household & Personal Products - 0.3%
1,631	Colgate-Palmolive Co.	139,222
	Materials - 1.9%
240	Ecolab, Inc.	62,544
939	Newmont Corp.	104,314
449	Reliance, Inc.	162,762
1,402	RPM International, Inc.	142,850
1,369	Sherwin-Williams Co.	440,284
		912,754
	Media & Entertainment - 12.2%
7,185	Alphabet, Inc. Class A	2,764,788
1,677	Electronic Arts, Inc.	339,374
8,061	Match Group, Inc.	301,642
2,391	Meta Platforms, Inc. Class A	1,463,077
1,924	Netflix, Inc.*	180,106
1,867	New York Times Co. Class A	147,549
13,682	Pinterest, Inc. Class A*	268,988
1,186	Reddit, Inc. Class A*	174,615
423	Roku, Inc.*	49,305
871	Take-Two Interactive Software, Inc.*	186,185
		5,875,629
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
335	AbbVie, Inc.	70,792
3,607	Alkermes PLC*	121,592
404	Alnylam Pharmaceuticals, Inc.*	125,034
813	Axsome Therapeutics, Inc.*	168,901
2,880	Bristol-Myers Squibb Co.	174,499
870	Eli Lilly & Co.	813,102
5,095	Exelixis, Inc.*	226,524
1,711	Gilead Sciences, Inc.	223,867
2,110	Incyte Corp.*	201,020
3,632	Johnson & Johnson	834,815

22

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6% - (continued)
2,161	Merck & Co., Inc.	$235,938
191	Mettler-Toledo International, Inc.*	243,832
1,580	Natera, Inc.*	325,733
3,203	PTC Therapeutics, Inc.*	208,387
273	Vertex Pharmaceuticals, Inc.*	116,675
375	Zoetis, Inc.	43,114
		4,133,825
	Real Estate Management & Development - 0.8%
39,013	Compass, Inc. Class A*	295,329
2,501	Zillow Group, Inc. Class C*	111,044
		406,373
	Semiconductors & Semiconductor Equipment - 15.5%
898	Applied Materials, Inc.	354,252
4,702	Broadcom, Inc.	1,962,756
709	Cirrus Logic, Inc.*	115,624
287	KLA Corp.	502,350
1,755	Lam Research Corp.	452,544
315	Micron Technology, Inc.	162,905
122	Monolithic Power Systems, Inc.	196,958
13,501	NVIDIA Corp.	2,694,395
3,010	QUALCOMM, Inc.	540,536
785	Teradyne, Inc.	269,624
776	Texas Instruments, Inc.	218,118
		7,470,062
	Software & Services - 15.0%
1,088	Accenture PLC Class A	194,436
1,936	Adobe, Inc.*	476,450
1,189	AppLovin Corp. Class A*	530,710
898	Atlassian Corp. Class A*	61,594
1,185	Autodesk, Inc.*	280,845
598	Cadence Design Systems, Inc.*	197,095
2,919	Cognizant Technology Solutions Corp. Class A	154,415
447	Crowdstrike Holdings, Inc. Class A*	199,250
947	Datadog, Inc. Class A*	125,184
2,548	Docusign, Inc.*	117,182
11,657	Dropbox, Inc. Class A*(1)	283,148
268	Fair Isaac Corp.*	274,700
4,036	Fortinet, Inc.*	340,275
1,122	Gartner, Inc.*	166,606
147	HubSpot, Inc.*	32,599
346	International Business Machines Corp.	79,919
716	Intuit, Inc.	278,166
881	Manhattan Associates, Inc.*	121,481
5,087	Microsoft Corp.	2,074,377
686	MongoDB, Inc.*	172,069
1,557	Nutanix, Inc. Class A*	63,666
1,587	Palantir Technologies, Inc. Class A*	220,768
197	Palo Alto Networks, Inc.*	35,326
1,050	Qualys, Inc.*	91,276
737	Salesforce, Inc.	130,103
1,739	ServiceNow, Inc.*	153,571
2,396	UiPath, Inc. Class A*	24,679
1,183	VeriSign, Inc.	317,825
132	Workday, Inc. Class A*	16,157
		7,213,872
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Technology Hardware & Equipment - 9.1%
1,125	Amphenol Corp. Class A		$165,679
8,507	Apple, Inc.		2,308,374
582	Arista Networks, Inc.*		100,517
394	Ciena Corp.*		207,867
2,387	Cisco Systems, Inc.		218,411
106	Dell Technologies, Inc. Class C		22,149
2,206	Everpure, Inc. Class A*		157,619
151	Keysight Technologies, Inc.*		52,836
1,288	NetApp, Inc.		142,672
1,007	Seagate Technology Holdings PLC		678,355
764	Western Digital Corp.		331,973
			4,386,452
	Transportation - 0.7%
1,123	CH Robinson Worldwide, Inc.		204,173
698	Landstar System, Inc.		128,481
			332,654
	Utilities - 0.1%
330	NRG Energy, Inc.		51,341
	Total Common Stocks (cost $40,444,213)		$48,178,160
SHORT-TERM INVESTMENTS - 0.6%
	Securities Lending Collateral - 0.6%
291,425	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$291,425
	Total Short-Term Investments (cost $291,425)		$291,425
	Total Investments (cost $40,735,638)	100.5%	$48,469,585
	Other Assets and Liabilities	(0.5)%	(247,635)
	Net Assets	100.0%	$48,221,950
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

23

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$48,178,160	$48,178,160	$—	$—
Short-Term Investments	291,425	291,425	—	—
Total	$48,469,585	$48,469,585	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

24

Hartford US Value ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Banks - 11.1%
6,947	Bank of America Corp.	$371,387
6,244	Bank OZK	300,711
7,234	Citigroup, Inc.	925,807
4,838	Fifth Third Bancorp	245,577
1,336	JP Morgan Chase & Co.	418,475
1,874	M&T Bank Corp.	409,713
2,217	PNC Financial Services Group, Inc.	494,391
1,710	Popular, Inc.	257,064
4,601	Regions Financial Corp.	131,358
4,024	Truist Financial Corp.	207,236
16,341	U.S. Bancorp	925,881
2,889	United Bankshares, Inc.	126,567
3,005	Valley National Bancorp	40,778
4,030	Wells Fargo & Co.	331,387
		5,186,332
	Capital Goods - 2.8%
155	A.O. Smith Corp.	9,585
310	Caterpillar, Inc.	275,934
102	Cummins, Inc.	68,443
190	EMCOR Group, Inc.	169,417
517	EnerSys	110,256
1,961	Ferguson Enterprises, Inc.	524,980
118	WW Grainger, Inc.	137,039
		1,295,654
	Commercial & Professional Services - 0.5%
3,335	Maximus, Inc.	218,843
	Consumer Discretionary Distribution & Retail - 3.5%
496	Abercrombie & Fitch Co. Class A*	42,334
4,657	Bath & Body Works, Inc.	90,532
2,256	Best Buy Co., Inc.	136,465
23,498	Gap, Inc.	577,816
274	Lowe's Cos., Inc.	65,428
33,914	Macy's, Inc.	663,019
60	Ulta Beauty, Inc.*	32,249
		1,607,843
	Consumer Services - 0.3%
555	Expedia Group, Inc.	137,845
	Consumer Staples Distribution & Retail - 3.5%
22,108	Albertsons Cos., Inc. Class A	372,520
726	Dollar General Corp.	84,129
61	Sysco Corp.	4,557
6,007	Target Corp.	779,408
2,921	Walmart, Inc.	385,368
		1,625,982
	Energy - 11.7%
21,830	APA Corp.	889,136
6,905	ConocoPhillips	868,511
11,018	Devon Energy Corp.	565,995
5,012	EOG Resources, Inc.	704,537
4,916	Exxon Mobil Corp.	758,686
6,175	Halliburton Co.	261,202
12,207	Magnolia Oil & Gas Corp. Class A	369,140
1,510	Noble Corp. PLC	77,055
10,688	Permian Resources Corp. Class A	231,074
6,351	Weatherford International PLC	700,833
		5,426,169
	Equity Real Estate Investment Trusts (REITs) - 3.1%
881	American Tower Corp. REIT	160,967
12,852	Host Hotels & Resorts, Inc. REIT	271,563
2,225	Lamar Advertising Co. Class A, REIT	306,694
1,804	Prologis, Inc. REIT	256,204
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.1% - (continued)
244	Simon Property Group, Inc. REIT	$49,705
14,343	VICI Properties, Inc. REIT	418,816
		1,463,949
	Financial Services - 15.2%
7,439	Bank of New York Mellon Corp.	999,578
1,168	Berkshire Hathaway, Inc. Class B*	553,165
9,772	Block, Inc.*	689,024
697	Essent Group Ltd.	42,182
221	Goldman Sachs Group, Inc.	204,153
1,236	Interactive Brokers Group, Inc. Class A	98,262
1,082	Invesco Ltd.	28,359
2,398	Jack Henry & Associates, Inc.	368,693
917	Jackson Financial, Inc. Class A	106,161
2,768	Janus Henderson Group PLC	142,857
699	Mastercard, Inc. Class A	351,541
4,001	MGIC Investment Corp.	105,946
121	Moody's Corp.	55,884
1,411	Morgan Stanley	268,923
639	MSCI, Inc.	377,911
4,063	Northern Trust Corp.	675,839
3,780	PayPal Holdings, Inc.	189,529
482	SEI Investments Co.	43,708
6,281	State Street Corp.	959,988
547	Synchrony Financial	41,681
3,477	T. Rowe Price Group, Inc.	357,714
1,280	Visa, Inc. Class A	422,195
		7,083,293
	Food, Beverage & Tobacco - 0.4%
2,846	Altria Group, Inc.	206,762
	Health Care Equipment & Services - 2.6%
1,543	Elevance Health, Inc.	580,816
257	HCA Healthcare, Inc.	111,654
1,461	UnitedHealth Group, Inc.	541,271
		1,233,741
	Insurance - 9.0%
2,176	Allstate Corp.	472,758
5,108	American International Group, Inc.	382,078
728	Arch Capital Group Ltd.*	68,767
993	Axis Capital Holdings Ltd.	99,707
1,501	Chubb Ltd.	490,827
2,494	First American Financial Corp.	174,904
18,086	Lincoln National Corp.	683,832
1,280	MetLife, Inc.	102,528
687	Old Republic International Corp.	27,446
2,701	Progressive Corp.	543,657
5,632	Prudential Financial, Inc.	552,555
533	RenaissanceRe Holdings Ltd.	163,615
1,354	Travelers Cos., Inc.	413,160
		4,175,834
	Materials - 2.8%
2,366	Alcoa Corp.	150,927
782	CF Industries Holdings, Inc.	97,124
2,275	Freeport-McMoRan, Inc.	131,450
6,831	Newmont Corp.	758,856
160	Reliance, Inc.	58,000
295	Sherwin-Williams Co.	94,875
		1,291,232
	Media & Entertainment - 3.5%
2,821	Alphabet, Inc. Class A	1,085,521
1,885	Match Group, Inc.	70,536
791	Meta Platforms, Inc. Class A	484,021
		1,640,078

25

Hartford US Value ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
164	Amgen, Inc.	$56,785
12,671	Bristol-Myers Squibb Co.	767,736
161	Eli Lilly & Co.	150,471
4,544	Gilead Sciences, Inc.	594,537
997	Incyte Corp.*	94,984
3,282	Johnson & Johnson	754,368
7,091	Merck & Co., Inc.	774,195
12,755	Pfizer, Inc.	340,558
5,120	PTC Therapeutics, Inc.*	333,107
		3,866,741
	Real Estate Management & Development - 1.1%
68,749	Compass, Inc. Class A*	520,430
	Semiconductors & Semiconductor Equipment - 3.5%
582	Applied Materials, Inc.	229,593
171	KLA Corp.	299,310
1,462	Lam Research Corp.	376,992
349	Micron Technology, Inc.	180,489
2,097	NVIDIA Corp.	418,498
726	QUALCOMM, Inc.	130,375
		1,635,257
	Software & Services - 0.4%
364	Accenture PLC Class A	65,051
2,257	Cognizant Technology Solutions Corp. Class A	119,395
		184,446
	Technology Hardware & Equipment - 4.6%
658	Apple, Inc.	178,548
1,464	Dell Technologies, Inc. Class C	305,903
18,053	HP, Inc.	376,586
1,151	Seagate Technology Holdings PLC	775,360
1,166	Western Digital Corp.	506,650
		2,143,047
	Telecommunication Services - 3.3%
11,726	AT&T, Inc.	306,401
17,205	Comcast Corp. Class A	465,223
15,606	Verizon Communications, Inc.	749,556
		1,521,180
	Transportation - 2.5%
1,563	CH Robinson Worldwide, Inc.	284,169
1,382	FedEx Corp.	557,374
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 2.5% - (continued)
684	Ryder System, Inc.		$173,579
1,192	United Parcel Service, Inc. Class B		129,690
			1,144,812
	Utilities - 6.2%
552	American Electric Power Co., Inc.		75,685
650	Consolidated Edison, Inc.		72,469
2,292	Duke Energy Corp.		296,929
5,719	Edison International		397,413
3,301	Exelon Corp.		151,813
2,788	National Fuel Gas Co.		235,251
2,093	NextEra Energy, Inc.		204,863
3,666	NRG Energy, Inc.		570,356
4,639	Portland General Electric Co.		240,903
1,477	Southern Co.		142,826
14,093	UGI Corp.		508,616
			2,897,124
	Total Common Stocks (cost $39,525,917)		$46,506,594
	Total Investments (cost $39,525,917)	99.9%	$46,506,594
	Other Assets and Liabilities	0.1%	46,347
	Net Assets	100.0%	$46,552,941
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$46,506,594	$46,506,594	$—	$—
Total	$46,506,594	$46,506,594	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

26

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
J-REIT	Japanese Real Estate Investment Trust
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

27